UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund

Form N-Q

July 31, 2010

(Unaudited)

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
—	Amounts designated as — are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.5%)
BRAZIL — (6.9%)
Banco ABC Brasil SA	647,946	$5,124,476
Banco Alfa de Investimento SA	98,700	409,099
Banco Daycoval SA	540,450	2,731,749
Banco do Brasil SA	165,559	2,861,607
Banco Industrial e Comercial SA	1,292,200	10,249,141
Banco Panamericano SA	1,106,800	5,619,584
Banco Pine SA	285,300	1,768,120
Banco Santander Brasil SA	219,225	2,891,756
#Banco Santander Brasil SA ADR	6,259,490	83,376,407
Banco Sofisa SA	715,300	1,781,336
Bematech SA	403,800	2,112,213
BM&F Bovespa SA	16,750,650	123,810,808
BR Malls Participacoes SA	1,648,777	24,786,027
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	4,319,730
BRF - Brasil Foods SA	739,298	10,348,827
BRF - Brasil Foods SA ADR	2,898,191	40,922,457
Brookfield Incorporacoes SA	3,310,800	17,224,141
Camargo Correa Desenvolvimento Imobiliario SA	631,700	2,040,059
Cia Providencia Industria e Comercio SA	242,350	938,369
*Cosan SA Industria e Comercio	1,937,900	27,865,301
CR2 Empreendimentos Imobiliarios SA	57,300	171,040
Cremer SA	293,270	3,009,736
Duratex SA	2,333,544	24,545,465
#Empresa Brasileira de Aeronautica SA ADR	1,235,461	32,579,107
Eternit SA	666,723	3,222,166
Even Construtora e Incorporadora SA	1,422,651	6,632,783
EZ Tec Empreendimentos e Participacoes SA	878,300	4,684,134
Ferbasa-Ferro Ligas da Bahia SA	471,365	3,224,085
*Fertilizantes Heringer SA	174,100	780,025
*Fibria Celulose SA	238,671	3,756,205
#*Fibria Celulose SA Sponsored ADR	2,219,331	34,843,497
Financeira Alfa SA	36,400	73,678
Gafisa SA	3,540,876	26,433,763
#Gafisa SA ADR	336,554	5,095,428
*General Shopping Brasil SA	352,130	1,815,908
Gerdau SA	1,869,600	19,803,643
*Globex Utilidades SA	45,131	393,883
Grendene SA	1,199,745	5,491,214
Guararapes Confeccoes SA	22,450	963,711
Helbor Empreendimentos SA	46,900	373,323
*IdeiasNet SA	844,630	1,469,506
Iguatemi Empresa de Shopping Centers SA	358,760	7,098,504
Industrias Romi SA	626,500	4,555,910
*Inpar SA	1,960,325	3,622,388
JBS SA	4,259,200	20,826,200
JHSF Participacoes SA	1,733,800	3,006,647
*Kepler Weber SA	4,157,400	850,957
*Kroton Educacional SA	292,436	2,356,049
*Log-in Logistica Intermodal SA	751,000	3,108,529
M Dias Branco SA	164,300	3,715,153
*Magnesita Refratarios SA	1,509,206	10,314,223
Marfrig Alimentos SA	837,730	8,383,016
Metalfrio Solutions SA	100,200	569,137
*Minerva SA	593,325	2,317,570
*MPX Energia SA	386,000	4,586,877
Multiplan Empreendimentos Imobiliarios SA	256,869	4,863,394
Obrascon Huarte Lain Brasil SA	265,100	6,838,519
Parana Banco SA	83,700	399,750

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Paranapanema SA	1,559,378	$5,541,342
PDG Realty SA Empreendimentos e Participacoes	141,300	1,495,106
Petroleo Brasileiro SA ADR	259,900	9,460,360
*Plascar Participacoes Industriais SA	1,198,400	2,316,670
Porto Seguro SA	455,430	5,253,966
Profarma Distribuidora de Produtos Farmaceuticos SA	64,325	585,172
Rodobens Negocios Imobiliarios SA	213,050	1,683,759
Rossi Residencial SA	1,583,200	14,456,557
Santos Brasil Participacoes SA	29,100	281,271
Sao Carlos Empreendimentos e Participacoes SA	80,800	798,444
Sao Martinho SA	518,086	4,689,521
SLC Agricola SA	170,825	1,463,687
Springs Global Participacoes SA	199,700	497,320
Sul America SA	1,401,285	12,301,478
Tecnisa SA	50,354	271,983
Trisul SA	87,661	320,480
Triunfo Participacoes e Investimentos SA	100,500	355,990
Universo Online SA	479,100	2,478,855
Usinas Siderurgicas de Minas Gerais SA	1,055,850	30,682,564

TOTAL BRAZIL		732,890,855

CHILE — (2.6%)
Almendral SA	1,120,749	123,632
Banco de Credito e Inversiones SA Series A	131,142	6,850,330
Besalco SA	105,670	124,270
Cementos Bio-Bio SA	665,307	1,716,715
*Centros Comerciales Sudamericanos SA	3,680,515	18,775,040
Cia General de Electricidad SA	891,089	5,658,522
*Cintac SA	153,487	101,912
Compania Cervecerias Unidas SA	42,865	451,865
*Compania SudAmericana de Vapores SA	10,840,439	11,375,962
*Corpbanca SA	1,179,769,735	13,353,749
Corpbanca SA ADR	400	23,100
Cristalerias de Chile SA	264,624	3,122,182
CTI Cia Tecno Industrial SA	488,163	29,500
Embotelladora Andina SA Series A ADR	30,385	669,685
Empresas CMPC SA	1,512,741	70,231,812
Empresas Copec SA	2,027,911	33,205,219
*Empresas Iansa SA	34,270,156	2,975,669
*Empresas La Polar SA	269,173	1,634,403
Enersis SA	31,903,095	13,250,878
Enersis SA Sponsored ADR	3,017,368	62,580,212
Gasco SA	155,648	994,356
Industrias Forestales SA	3,436,382	876,813
Inversiones Aguas Metropolitanas SA	2,817,240	3,729,296
Madeco SA	49,034,820	2,704,558
*Masisa SA	36,930,742	5,583,007
Minera Valparaiso SA	7,500	261,870
Parque Arauco SA	1,761,407	2,652,670
Ripley Corp SA	2,981,746	3,237,733
Salfacorp SA	472,731	1,162,215
Sociedad Quimica y Minera de Chile SA Series A	32,710	1,443,319
Sociedad Quimica y Minera de Chile SA Series B	22,906	870,098
Socovesa SA	2,139,970	1,112,620
*Sonda SA	107,000	185,569
Soquimic Comercial SA	198,000	91,165
Vina Concha Y Toro SA Sponsored ADR	2,846	135,185
Vina San Pedro Tarapaca SA	86,964,000	749,100

TOTAL CHILE		272,044,231

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (11.5%)
#Agile Property Holdings, Ltd.	6,754,000	$8,800,451
*Aluminum Corp. of China, Ltd.	28,000	24,765
#*Aluminum Corp. of China, Ltd. ADR	287,695	6,375,321
AMVIG Holdings, Ltd.	3,639,100	2,030,268
#Angang Steel Co., Ltd.	6,887,640	10,443,508
Anhui Conch Cement Co., Ltd.	76,000	265,984
Anhui Tianda Oil Pipe Co., Ltd.	393,000	150,984
Anton Oilfield Services Group	4,514,000	460,343
#Asia Cement China Holdings Corp.	3,202,000	1,604,809
Bank of China, Ltd.	341,454,000	180,768,948
#Bank of Communications Co., Ltd.	8,219,050	9,167,617
Baoye Group Co., Ltd.	1,689,120	1,079,981
#Beijing Capital International Airport Co., Ltd.	11,976,000	6,348,546
#Beijing Capital Land, Ltd.	7,220,000	2,343,143
#*Beijing Development HK, Ltd.	1,168,000	234,910
Beijing Enterprises Holdings, Ltd.	5,599,500	37,071,790
#Beijing Jingkelong Co., Ltd.	430,000	474,274
#Beijing North Star Co., Ltd.	5,618,000	1,565,466
Bosideng International Holdings, Ltd.	13,412,000	4,146,980
#*Brilliance China Automotive Holdings, Ltd.	24,004,000	10,056,570
#BYD Electronic International Co., Ltd.	6,346,000	3,549,577
*Catic Shenzhen Holdings, Ltd.	2,458,000	977,461
Central China Real Estate, Ltd.	4,122,000	1,063,799
#Centron Telecom International Holdings, Ltd.	1,845,600	494,384
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	32,830,102
#China Aerospace International Holdings, Ltd.	18,666,000	2,264,209
#China Agri-Industries Holdings, Ltd.	4,584,000	5,181,084
#China Aoyuan Property Group, Ltd.	9,565,000	1,542,008
China BlueChemical, Ltd.	9,710,878	6,241,882
*China Chengtong Development Group, Ltd.	778,000	45,056
#China Citic Bank Corp., Ltd.	29,402,000	19,913,387
China Coal Energy Co.	21,853,000	30,641,229
#China Communications Construction Co., Ltd.	26,688,327	25,206,112
China Communications Services Corp., Ltd.	13,081,382	6,647,477
China Construction Bank Corp.	72,842,000	61,908,275
#*China COSCO Holdings Co., Ltd.	2,551,000	2,862,349
*China Energine International Holdings, Ltd.	2,178,000	233,307
#China Everbright, Ltd.	7,443,600	19,350,663
#*China Grand Forestry Green Resources Group, Ltd.	51,362,000	1,271,828
#China Green (Holdings), Ltd.	3,753,800	3,899,741
China Haidian Holdings, Ltd.	12,343,000	1,432,764
China Haisheng Juice Holdings Co., Ltd.	48,000	5,822
#China Huiyuan Juice Group, Ltd.	6,321,983	4,858,972
#China Merchants Holdings (International) Co., Ltd.	4,190,176	15,886,479
#*China Mining Resources Group, Ltd.	30,302,000	792,784
#*China Molybdenum Co., Ltd.	1,686,000	1,043,516
#China National Materials Co., Ltd.	957,000	748,588
*China Nickel Resources Holding Co., Ltd.	4,726,000	781,035
China Oilfield Services, Ltd.	266,000	348,426
China Petroleum and Chemical Corp. (Sinopec)	46,000	37,122
#China Petroleum and Chemical Corp. (Sinopec) ADR	289,088	23,277,366
China Pharmaceutical Group, Ltd.	12,982,000	7,306,288
#*China Properties Group, Ltd.	4,236,000	1,119,919
*China Railway Construction Corp., Ltd.	11,859,014	16,584,156
#*China Rare Earth Holdings, Ltd.	14,431,000	3,535,521
China Resources Enterprise, Ltd.	6,590,000	25,070,246
#China Resources Land, Ltd.	11,829,727	25,175,427
*China Resources Microelectronics, Ltd.	31,880,000	1,477,940
*China Shanshui Cement Group, Ltd.	1,842,000	992,472
#*China Shipping Container Lines Co., Ltd.	32,569,700	12,039,376
#China Shipping Development Co., Ltd.	5,027,142	7,434,805

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China State Construction International Holdings, Ltd.	3,098,000	$1,360,631
*China Travel International Investment Hong Kong, Ltd.	25,371,000	6,314,387
#China Unicom Hong Kong, Ltd.	2,354,000	3,207,602
China Unicom Hong Kong, Ltd. ADR	3,936,592	53,695,115
*China Zenith Chemical Group, Ltd.	13,420,000	331,692
#*Chongqing Iron & Steel Co., Ltd.	3,804,000	1,075,289
#Chongqing Machinery & Electric Co., Ltd.	6,266,000	1,618,679
CITIC Pacific, Ltd.	6,427,000	13,230,714
*CITIC Resources Holdings, Ltd.	20,644,000	4,316,816
*Clear Media, Ltd.	641,000	392,993
*Coastal Greenland, Ltd.	6,774,000	375,872
#COSCO International Holdings, Ltd.	5,146,000	2,793,052
COSCO Pacific, Ltd.	16,806,000	22,984,848
Coslight Technology International Group, Ltd.	432,000	376,583
#Country Garden Holdings Co.	25,638,000	8,174,775
Dachan Food Asia, Ltd.	2,426,000	497,214
Dalian Port PDA Co., Ltd.	13,298,000	5,776,542
Denway Motors, Ltd.	57,266,000	29,264,679
Dongyue Group	3,526,000	772,197
Dynasty Fine Wines Group, Ltd.	9,454,600	3,959,202
Embry Holdings, Ltd.	501,000	277,103
#First Tractor Co., Ltd.	3,036,000	1,993,134
Fosun International	8,391,500	6,476,533
#Franshion Properties China, Ltd.	18,304,000	5,333,070
*GCL Poly Energy Holdings, Ltd.	5,636,186	1,310,737
#*Global Bio-Chem Technology Group Co., Ltd.	34,338,360	5,571,220
*Goldbond Group Holdings, Ltd.	2,960,000	194,656
#*Golden Meditech Holdings, Ltd.	2,504,000	480,084
Goldlion Holdings, Ltd.	834,000	292,679
#Great Wall Motor Co., Ltd.	3,555,000	7,104,044
Great Wall Technology Co., Ltd.	1,850,000	809,902
Greentown China Holdings, Ltd.	4,826,500	6,005,275
#Guangshen Railway Co., Ltd. Sponsored ADR	417,917	7,652,060
#*Guangzhou Investment Co., Ltd.	30,924,000	7,498,016
Guangzhou Pharmaceutical Co., Ltd.	2,870,000	2,502,703
#Guangzhou R&F Properties Co., Ltd.	5,580,430	8,763,680
GZI Transportation, Ltd.	1,003	518
#Hainan Meilan International Airport Co., Ltd.	1,891,000	2,094,873
#Haitian International Holdings, Ltd.	903,000	687,752
#Harbin Power Equipment Co., Ltd.	6,788,000	5,951,886
#*Heng Tai Consumables Group, Ltd.	15,590,000	1,547,425
*Hidili Industry International Development, Ltd.	4,722,000	4,273,712
#*HKC (Holdings), Ltd.	20,031,878	1,395,669
#*Hong Kong Energy Holdings, Ltd.	235,959	19,536
#*Honghua Group, Ltd.	9,398,000	1,274,796
#Hopson Development Holdings, Ltd.	5,840,000	7,955,868
Hua Han Bio-Pharmaceutical Holdings, Ltd.	3,788,850	1,218,732
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,290,000	2,662,168
Industrial & Commercial Bank of China, Ltd.	19,791,000	15,181,455
#*Inspur International, Ltd.	9,065,000	900,519
*Jingwei Textile Machinery Co., Ltd.	580,000	198,547
#Ju Teng International Holdings, Ltd.	4,876,000	3,482,271
*Kai Yuan Holdings, Ltd.	37,980,000	1,468,447
*Kasen International Holdings, Ltd.	1,729,000	460,225
*Kingboard Chemical Holdings, Ltd.	3,853,500	17,835,424
#Kingboard Laminates Holdings, Ltd.	1,694,000	1,697,153
*Kingway Brewery Holdings, Ltd.	1,858,000	401,138
KWG Property Holding, Ltd.	8,826,000	6,586,812
Lai Fung Holdings, Ltd.	11,871,000	412,928
Lingbao Gold Co., Ltd.	1,812,000	653,947
Lonking Holdings, Ltd.	1,030,000	782,108

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Maanshan Iron & Steel Co., Ltd.	23,102,000	$12,968,620
*Media China Corp, Ltd.	39,162,500	272,972
MIN XIN Holdings, Ltd.	1,202,000	545,550
#Mingyuan Medicare Development Co., Ltd.	3,031,900	347,381
*Minmetals Holdings, Ltd.	1,100,000	235,524
#*Minmetals Resources, Ltd.	6,136,000	2,391,514
#Minth Group, Ltd.	530,000	796,997
*Nan Hai Corp, Ltd.	30,000,000	231,926
*Neo-China Land Group (Holdings), Ltd.	9,446,000	3,490,186
NetDragon Websoft, Inc.	1,419,500	686,333
New World China Land, Ltd.	11,986,400	4,175,259
Nine Dragons Paper Holdings, Ltd.	4,053,000	5,909,047
#*Oriental Ginza Holdings, Ltd.	955,000	203,503
PetroChina Co., Ltd. ADR	32,000	3,663,040
*PICC Property & Casualty Co., Ltd.	2,460,000	2,503,865
#*Poly Hong Kong Investment, Ltd.	7,411,000	8,938,397
#*Prosperity International Holdings HK, Ltd.	10,880,000	680,845
Qin Jia Yuan Media Services Co., Ltd.	2,557,450	421,896
Qingling Motors Co., Ltd.	12,306,000	3,109,367
*QX PAPER, Ltd.	2,099,381	853,392
Regent Manner International, Ltd.	944,000	473,261
REXLot Holdings, Ltd.	17,181,150	1,483,662
Samson Holding, Ltd.	2,858,000	471,097
Scud Group, Ltd.	752,000	78,670
#*Semiconductor Manufacturing International Corp.	48,688,000	3,435,146
*Semiconductor Manufacturing International Corp. ADR	1,072,686	3,754,401
#Shandong Chenming Paper Holdings, Ltd.	2,747,000	2,193,330
Shandong Molong Petroleum Machinery Co., Ltd.	70,800	67,227
*Shandong Xinhua Pharmaceutical Co., Ltd.	136,000	56,017
#Shanghai Forte Land Co., Ltd.	6,154,000	1,846,775
Shanghai Industrial Holdings, Ltd.	7,847,000	35,833,363
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	9,810,000	2,604,458
Shanghai Prime Machinery Co., Ltd.	5,448,000	1,003,440
Shanghai Zendai Property, Ltd.	16,675,000	698,685
Shenzhen International Holdings, Ltd.	51,585,000	3,256,193
Shenzhen Investment, Ltd.	16,706,000	5,693,574
#Shimao Property Holdings, Ltd.	13,759,500	26,474,880
*Shougang Concord International Enterprises Co., Ltd.	36,960,000	6,255,697
#Shui On Land, Ltd.	20,454,838	9,317,817
#Sichuan Xinhua Winshare Chainstore Co., Ltd.	3,140,000	1,648,330
Silver Grant International Industries, Ltd.	10,294,000	3,024,818
SIM Technology Group, Ltd.	6,760,000	1,491,922
#*Sino Union Energy Investment Group, Ltd.	21,350,000	1,871,477
SinoCom Software Group, Ltd.	1,602,000	242,113
*Sinofert Holdings, Ltd.	12,540,000	5,541,541
Sinolink Worldwide Holdings, Ltd.	12,362,000	1,912,605
SinoMedia Holding, Ltd.	750,830	203,400
#Sino-Ocean Land Holdings, Ltd.	21,417,033	16,449,552
Sinopec Kantons Holdings, Ltd.	9,174,300	4,384,523
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	29,362	1,146,586
Sinotrans Shipping, Ltd.	7,121,500	3,083,994
Sinotrans, Ltd.	26,720,000	6,678,024
#Sinotruk Hong Kong, Ltd.	5,603,500	5,162,991
#*Soho China, Ltd.	16,068,000	9,949,050
*Solargiga Energy Holdings, Ltd.	336,000	77,070
#SPG Land Holdings, Ltd.	2,196,575	1,117,476
#SRE Group, Ltd.	19,452,000	2,157,204
Sunny Optical Technology Group Co., Ltd.	981,000	202,685
Tak Sing Alliance Holdings, Ltd.	274,000	37,098
TCC International Holdings, Ltd.	718,000	252,370
TCL Multimedia Technology Holdings, Ltd.	3,208,200	1,433,341

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
Tian An China Investments Co., Ltd.	7,489,000	$4,898,303
Tiangong International Co., Ltd.	863,000	346,982
#*Tianneng Power International, Ltd.	3,478,000	1,358,753
Tomson Group, Ltd.	2,113,206	823,382
TPV Technology, Ltd.	266,000	167,929
Travelsky Technology, Ltd.	8,035,000	7,401,305
Truly International Holdings, Ltd.	896,000	1,220,226
#*Uni-President China Holdings, Ltd.	405,000	225,860
*United Energy Group, Ltd.	470,000	46,093
Vinda International Holdings, Ltd.	695,000	668,759
*Wasion Group Holdings, Ltd.	358,000	285,739
#Weiqiao Textile Co., Ltd.	3,656,500	2,559,909
Wuyi International Pharmaceutical Co., Ltd.	5,257,500	480,750
Xiamen International Port Co., Ltd.	6,980,000	1,289,163
Xingda International Holdings, Ltd.	4,197,000	2,842,390
#Xinjiang Xinxin Mining Industry Co., Ltd.	4,816,000	2,553,840
#Xiwang Sugar Holdings Co., Ltd.	5,602,736	1,459,861
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	234,788	5,071,421
Yip’s Chemical Holdings, Ltd.	726,000	735,508
#*Zhejiang Glass Co., Ltd.	437,000	139,525
#*Zhong An Real Estate, Ltd.	3,634,800	937,448

TOTAL CHINA		1,222,419,922

CZECH REPUBLIC — (0.4%)
#*Central European Media Enterprises, Ltd.	299,842	6,432,414
Komercni Banka A.S.	5,502	1,069,520
*Pegas Nonwovens SA	124,802	2,871,534
Telefonica 02 Czech Republic A.S.	815,261	18,645,324
*Unipetrol A.S.	1,411,781	15,775,942

TOTAL CZECH REPUBLIC		44,794,734

HUNGARY — (1.1%)
*Danubius Hotel & Spa NYRT	136,180	2,482,884
Egis Gyogyszergyar NYRT	57,430	5,539,147
*Fotex Holding SE Co., Ltd.	913,849	1,606,639
*MOL Hungarian Oil & Gas P.L.C.	490,270	44,093,273
#*OTP Bank NYRT	2,633,742	63,250,199
*PannErgy P.L.C.	220,166	811,357
*Tisza Chemical Group NYRT	237,913	3,726,579

TOTAL HUNGARY		121,510,078

INDIA — (10.4%)
*3i Infotech, Ltd.	422,692	574,409
*ABG Shipyard, Ltd.	140,808	724,099
ACC, Ltd.	8,174	146,801
*Aditya Birla Nuvo, Ltd.	354,483	5,915,350
AGC Networks, Ltd.	5,325	30,748
*Agro Tech Foods, Ltd.	9,351	60,281
*Ajmera Realty & Infra India, Ltd.	70,083	243,788
*Akzo Nobel India, Ltd.	50,729	950,092
*Alembic, Ltd.	619,600	770,951
Allahabad Bank, Ltd.	1,091,889	4,526,769
*Alok Industries, Ltd.	3,717,329	1,642,922
*Amara Raja Batteries, Ltd.	19,579	79,619
Ambuja Cements, Ltd.	5,354,209	13,584,362
Amtek Auto, Ltd.	789,486	3,177,480
*Anant Raj Industries, Ltd.	657,029	1,699,412
Andhra Bank	1,052,102	3,251,200
*Ansal Properties & Infrastructure, Ltd.	682,306	1,181,433
*Apollo Hospitals Enterprise, Ltd.	183,915	3,111,539

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Apollo Tyres, Ltd.	1,676,970	$2,309,127
*Arvind Mills, Ltd.	1,526,154	1,142,408
*Ashapura Minechem, Ltd.	36,874	49,832
*Ashok Leyland, Ltd.	6,240,668	9,542,752
Asian Hotels, Ltd.	1,050	11,096
Aurobindo Pharma, Ltd.	11,802	247,992
Axis Bank, Ltd.	1,080,231	31,420,980
*Bajaj Auto Finance, Ltd.	90,482	1,113,750
Bajaj Hindusthan, Ltd.	838,582	2,091,700
Bajaj Holdings & Investment, Ltd.	299,410	4,668,838
Balkrishna Industries, Ltd.	4,449	64,222
Ballarpur Industries, Ltd.	3,218,873	2,301,827
*Balmer Lawrie & Co., Ltd.	52,331	735,617
Balrampur Chini Mills, Ltd.	1,820,136	3,263,701
Bank of Baroda	797,959	12,989,755
*Bank of India	676,276	5,997,727
Bank of Maharashtra, Ltd.	1,128,356	1,580,629
*Bank of Rajasthan, Ltd.	527,425	2,010,126
*BEML, Ltd.	133,202	2,923,261
*Bengal & Assam Co., Ltd.	9,237	40,205
*Bharat Forge, Ltd.	265,937	1,876,986
*Bharati Shipyard, Ltd.	56,986	286,327
*Bhushan Steel, Ltd.	189,156	6,360,555
Binani Cement, Ltd.	47,821	84,496
*Biocon, Ltd.	155,745	1,040,499
Birla Corp., Ltd.	112,706	889,989
*Bl Kashyap & Sons, Ltd.	22,588	161,227
*Blue Star Infotech, Ltd.	10,194	24,838
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	69,070
*Bombay Rayon Fashions, Ltd.	393,115	2,240,617
*Brigade Enterprises, Ltd.	19,049	54,858
*Cairn India, Ltd.	3,309,459	23,954,373
Canara Bank	863,838	8,932,696
*Central Bank Of India	598,169	2,160,683
Century Enka, Ltd.	54,052	263,320
*Century Textiles & Industries, Ltd.	152,552	1,474,230
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,925,858
*Chillwinds Hotels, Ltd.	1,050	7,613
*City Union Bank, Ltd.	1,048,875	895,826
Clariant Chemicals (India), Ltd.	2,398	33,699
Coromandel International, Ltd.	136,536	1,597,863
Corp. Bank	99,770	1,232,106
*Cranes Software International, Ltd.	313,759	87,460
Dalmia Cement (Bharat), Ltd.	159,852	709,421
DCM Shriram Consolidated, Ltd.	271,706	281,435
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	401,220	1,266,767
*Dena Bank	99,442	212,489
*Development Credit Bank, Ltd.	781,697	830,766
*Dhanalakshmi Bank, Ltd.	36,681	142,066
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	504,584
*DLF, Ltd.	691,014	4,505,486
*Dredging Corp Of India, Ltd.	56,273	702,968
E.I.D. - Parry (India), Ltd.	357,212	2,976,126
Edelweiss Capital, Ltd.	42,687	449,113
Eicher Motors, Ltd.	43,308	921,127
EIH, Ltd.	600,040	1,655,923
*Elder Pharmaceuticals, Ltd.	97,715	742,523
*Electrosteel Casings, Ltd.	654,010	690,142
Elgi Equipments, Ltd.	47,790	126,957
Escorts, Ltd.	551,568	2,340,299
*Essar Shipping Ports & Logistics, Ltd.	711,545	1,315,562

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Essel Propack, Ltd.	476,584	$477,846
*Everest Industries, Ltd.	9,843	53,485
*Everest Kanto Cylinder, Ltd.	397,388	1,007,181
FAG Bearings (India), Ltd.	500	8,273
*FDC, Ltd.	179,858	332,838
*Federal Bank, Ltd.	1,334,943	9,995,985
Financial Technologies (India), Ltd.	74,561	1,968,109
*Finolex Cables, Ltd.	565,734	682,881
*Finolex Industries, Ltd.	695,629	1,288,881
*Firstsource Solutions, Ltd.	462,206	250,966
*Fortis Healthcare, Ltd.	477,715	1,602,879
GAIL India, Ltd.	700,109	6,621,815
*Gammon India, Ltd.	402,983	1,880,833
Gateway Distriparks, Ltd.	136,133	321,319
Geodesic, Ltd.	355,739	675,295
*Gitanjali Gems, Ltd.	513,757	1,833,097
*Godawari Power & Ispat, Ltd.	51,305	266,368
*Godfrey Phillips India, Ltd.	784	31,228
*Goetze (India), Ltd.	9,195	28,247
*Graphite India, Ltd.	386,627	795,642
Grasim Industries, Ltd.	15,142	597,526
*Great Eastern Shipping Co., Ltd.	904,197	5,610,417
*Great Offshore, Ltd.	133,007	1,165,998
*GTL Infrastructure, Ltd.	691,128	693,320
*GTL, Ltd.	350,140	3,223,396
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,156,747
Gujarat Fluorochemicals, Ltd.	181,278	782,184
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,596,837
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,763,521
Gujarat State Petronet, Ltd.	605,003	1,389,600
*Gulf Oil Corp., Ltd.	140,753	288,098
*H.E.G., Ltd.	131,606	870,383
*HBL Power Systems, Ltd.	443,838	307,992
HCL Infosystems, Ltd.	496,002	1,096,988
HCL Technologies, Ltd.	684,856	5,807,981
HDFC Bank, Ltd.	81,006	3,749,938
*HeidelbergCement India, Ltd.	520,445	518,592
Hexaware Technologies, Ltd.	1,266,493	2,246,131
Hikal, Ltd.	4,933	40,473
*Hindalco Industries, Ltd.	9,934,662	34,487,308
*Hinduja Global Solutions, Ltd.	65,909	650,615
*Hinduja Ventures, Ltd.	68,545	535,705
*Hotel Leelaventure, Ltd.	1,357,335	1,423,326
*Housing Development & Infrastructure, Ltd.	1,047,863	6,038,002
#ICICI Bank, Ltd. Sponsored ADR	3,332,795	129,679,053
*ICSA (India), Ltd.	290,435	831,954
*IDBI Bank, Ltd.	2,354,413	6,056,448
*Idea Cellular, Ltd.	3,687,714	5,590,083
*IFCI, Ltd.	4,121,140	5,574,351
*India Cements, Ltd.	2,016,703	4,652,982
India Infoline, Ltd.	1,395,726	2,743,920
Indiabulls Financial Services, Ltd.	1,877,333	6,394,115
*Indiabulls Real Estate, Ltd.	2,924,244	10,340,180
Indiabulls Securities, Ltd.	6,234	3,514
*Indian Bank	733,241	3,548,859
*Indian Hotels Co., Ltd.	3,531,468	7,564,646
Indian Overseas Bank	1,005,458	2,486,410
*Indo Rama Synthetics (India), Ltd.	202,314	156,353
IndusInd Bank, Ltd.	1,298,160	5,724,962
INEIS ABS India, Ltd.	28,114	226,735
Infotech Enterprises, Ltd.	21,152	76,084

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Infrastructure Development Finance Co., Ltd.	2,790,613	$11,224,705
ING Vysya Bank, Ltd.	277,126	2,088,594
*Ingersoll-Rand India, Ltd.	11,472	103,714
Ipca Laboratories, Ltd.	251,146	1,516,516
*ISMT, Ltd.	161,991	173,076
*Ispat Industries, Ltd.	4,133,543	1,575,785
*IVRCL Assets & Holdings, Ltd.	89,922	238,665
*IVRCL Infrastructures & Projects, Ltd.	2,864,100	10,689,349
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	803,424
*Jammu & Kashmir Bank, Ltd.	233,400	3,886,751
*JBF Industries, Ltd.	96,294	283,535
*Jet Airways (India), Ltd.	244,572	3,595,549
*Jindal Poly Films, Ltd.	48,373	422,432
*Jindal Saw, Ltd.	1,180,076	5,002,868
*JK Cement, Ltd.	87,998	321,633
*JK Lakshmi Cement, Ltd.	290,053	384,212
*JK Tyre & Industries, Ltd.	158,673	561,869
*JM Financial, Ltd.	114,495	82,158
*JSL Stainless, Ltd.	726,612	1,628,957
JSW Steel, Ltd.	1,091,845	26,367,674
*Jubilant Organosys, Ltd.	228,068	1,754,381
K.S.B. Pumps, Ltd.	3,791	46,646
*Kalpataru Power Transmission, Ltd.	1,000	21,682
*Kalyani Investment Co., Ltd.	8,518	154,464
*Kalyani Steels, Ltd.	85,188	232,165
*Karnataka Bank, Ltd.	523,501	1,918,285
*Karur Vysya Bank, Ltd.	135,412	1,759,723
*Karuturi Global, Ltd.	555,213	225,710
Kesoram Industries, Ltd.	212,331	1,347,581
*Kirloskar Eng India, Ltd.	328,770	1,452,192
Kirloskar Industries, Ltd.	21,918	170,106
*Kotak Mahindra Bank, Ltd.	36,460	606,868
*Koutons Retail India, Ltd.	2,849	19,461
*KS Oils, Ltd.	1,831,255	2,067,767
*Lakshmi Machine Works, Ltd.	4,697	203,268
*Lakshmi Vilas Bank, Ltd.	182,694	409,729
*Landmark Property Development Co., Ltd.	246,234	28,055
*LIC Housing Finance, Ltd.	317,938	7,801,757
*Madhucon Projects, Ltd.	183,396	607,189
Madras Cements, Ltd.	409,184	903,953
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	298,742
Maharashtra Scooters, Ltd.	4,450	36,561
*Maharashtra Seamless, Ltd.	149,749	1,298,278
Mahindra & Mahindra Financial Services, Ltd.	34,564	422,740
Mahindra & Mahindra, Ltd.	1,172,012	16,739,590
*Mahindra Lifespace Developers, Ltd.	134,161	1,374,446
*Manaksia, Ltd.	142,340	321,026
Maruti Suzuki India, Ltd.	274,240	7,093,939
Mastek, Ltd.	83,250	474,872
*McLeod Russel India, Ltd.	637,181	3,065,761
*Mercator Lines, Ltd.	2,078,028	2,081,689
Merck, Ltd.	29,241	456,675
*Monnet Ispat, Ltd.	131,081	1,260,347
*Moser Baer (India), Ltd.	1,516,872	2,111,235
MRF, Ltd.	17,453	2,758,317
*Mukand, Ltd.	324,653	466,600
*Nagarjuna Construction Co., Ltd.	1,407,751	5,226,336
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,893,177	1,244,734
*Nahar Capital & Financial Services, Ltd.	50,449	88,793
*Nahar Spinning Mills, Ltd.	33,942	80,333
National Aluminium Co., Ltd.	133,467	1,216,288

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Nava Bharat Ventures, Ltd.	5,395	$46,643
Navneet Publications (India), Ltd.	296,850	322,771
NIIT Technologies, Ltd.	342,060	1,326,748
NIIT, Ltd.	1,020,094	1,472,236
Nirma, Ltd.	374,728	1,623,611
*NOCIL, Ltd.	981,740	452,497
*Noida Toll Bridge Co., Ltd.	475,115	321,505
*OCL India, Ltd.	84,049	243,513
*OMAXE, Ltd.	210,049	535,850
*Orbit Corp., Ltd.	308,747	843,261
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,794,820
*Orient Paper & Industries, Ltd.	312,989	362,953
Oriental Bank of Commerce	466,459	4,058,555
*Panacea Biotec, Ltd.	72,446	291,087
*Parsvnath Developers, Ltd.	365,608	1,028,170
Patel Engineering, Ltd.	85,212	770,638
Patni Computer Systems, Ltd.	690,149	6,998,564
Patni Computer Systems, Ltd. ADR	55,441	1,223,583
*Peninsula Land, Ltd.	198,415	293,203
Petronet LNG, Ltd.	2,943,666	5,745,192
Plethico Pharmaceuticals, Ltd.	35,619	296,226
Polaris Software Lab, Ltd.	396,842	1,496,137
Power Finance Corp, Ltd.	129,000	886,434
Prism Cement, Ltd.	403,741	439,885
*Provogue India, Ltd.	119,777	153,938
PSL, Ltd.	109,508	317,347
*PTC India, Ltd.	1,758,275	4,185,669
*Punj Lloyd, Ltd.	1,229,016	3,365,242
Rain Commodities, Ltd.	215,083	652,443
*Rajesh Exports, Ltd.	489,295	939,924
*Ranbaxy Laboratories, Ltd.	996,377	9,670,224
*Raymond, Ltd.	340,181	1,693,515
REI Agro, Ltd.	3,175,410	1,960,204
*Rei Six Ten Retail, Ltd.	439,400	582,452
*Reliance Broadcast Network, Ltd.	20,606	29,728
*Reliance Capital, Ltd.	923,214	15,655,793
Reliance Communications, Ltd.	5,398,403	20,826,141
Reliance Industries, Ltd.	7,365,013	160,517,880
*Reliance MediaWorks, Ltd.	109,133	498,412
*Reliance Power, Ltd.	4,580,850	16,198,540
Rolta India, Ltd.	1,217,326	4,452,449
*Ruchi Soya Industries, Ltd.	1,172,211	2,577,571
*S.Kumars Nationwide, Ltd.	1,242,979	2,252,112
*Samruddhi Cement, Ltd.	15,142	155,515
*Sanghvi Movers, Ltd.	6,290	22,848
*SEAMEC, Ltd.	77,043	241,771
*Shipping Corp. of India, Ltd.	171,233	598,349
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	114,274	1,073,177
Shriram Transport Finance Co., Ltd.	45,203	644,367
*Simplex Infrastructures, Ltd.	1,570	16,445
SKF India, Ltd.	15,701	185,112
Sobha Developers, Ltd.	85,916	621,313
*Sona Koyo Steering Systems, Ltd.	118,568	50,737
*South Indian Bank, Ltd.	600,569	2,489,665
*SREI Infrastructure Finance, Ltd.	818,844	1,454,516
SRF, Ltd.	266,306	1,373,158
*State Bank of India	552,879	29,921,996
Sterling Biotech, Ltd.	449,228	1,036,186
#Sterlite Industries (India), Ltd. ADR	1,116,840	16,875,452
Sterlite Industries (India), Ltd. Series A	5,746,256	21,714,175
*Sterlite Technologies, Ltd.	447,261	990,880

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Strides Arcolab, Ltd.	64,603	$591,502
Sundaram Finance, Ltd.	2,976	33,820
Sundram Fastners, Ltd.	55,097	58,394
*Suzlon Energy, Ltd.	3,384,835	4,132,015
Syndicate Bank	1,422,728	3,222,567
*Tamilnadu Newsprint & Papers, Ltd.	23,489	63,523
*Tanla Solutions, Ltd.	617,458	413,161
*Tata Chemicals, Ltd.	763,975	5,553,038
#*Tata Communications, Ltd. ADR	20,500	243,745
Tata Investment Corp., Ltd.	58,486	610,245
*Tata Motors, Ltd.	364,882	6,661,622
Tata Steel, Ltd.	2,571,275	29,874,075
*Tata Tea, Ltd.	2,708,660	6,787,908
*Teledata Marine Solutions, Ltd.	267,258	197,254
*Time Technoplast, Ltd.	365,124	426,244
Transport Corp of India, Ltd.	68,548	196,301
*Trent, Ltd.	14,497	286,433
Triveni Engineering & Industries, Ltd.	240,000	537,565
*Tube Investments of India, Ltd.	642,055	1,673,140
TVS Motor Co., Ltd.	441,589	1,324,706
*Ucal Fuel Systems, Ltd.	8,246	15,295
UCO Bank	1,022,797	2,049,812
Unichem Laboratories, Ltd.	79,600	745,989
Union Bank of India	797,003	5,445,909
*United Phosphorus, Ltd.	530,310	2,108,165
*Unity Infraprojects, Ltd.	180,846	422,270
*Usha Martin, Ltd.	1,066,559	1,909,462
*UTV Software Communications, Ltd.	11,056	111,061
*Vardhman Hotels, Ltd.	1,050	7,613
*Vardhman Textiles, Ltd.	98,045	631,463
*Varun Shipping Co., Ltd.	549,032	471,452
Videocon Industries, Ltd.	782,287	3,569,946
*Videsh Sanchar Nigam, Ltd.	727,705	4,265,802
*Vijaya Bank	807,166	1,263,767
*Walchandnagar Industries, Ltd.	106,847	488,546
Welspun Corp., Ltd.	206,876	1,107,729
*Wire & Wireless India, Ltd.	473,948	143,412
*Wockhardt, Ltd.	318,515	944,602
Yes Bank, Ltd.	386,982	2,466,238
Zee Entertainment Enterprises, Ltd.	1,188,271	7,591,410
Zuari Industries, Ltd.	127,958	1,932,443
*Zylog Systems, Ltd.	26,158	295,438

TOTAL INDIA		1,101,564,798

INDONESIA — (2.9%)
*PT Agis Tbk	2,012,000	36,120
PT AKR Corporindo Tbk	20,492,400	2,729,999
PT Aneka Tambang Tbk	52,723,000	12,422,033
*PT Asahimas Flat Glass Tbk	5,333,500	1,848,546
PT Astra International Tbk	901,696	5,124,852
*PT Bakrie & Brothers Tbk	910,038,250	5,107,504
*PT Bakrie Sumatera Plantations Tbk	74,888,500	2,566,133
*PT Bakrie Telecom Tbk	279,478,500	4,822,563
PT Bakrieland Development Tbk	343,219,020	5,124,505
PT Bank Bukopin Tbk	24,796,000	1,831,939
PT Bank Danamon Indonesia Tbk	5,451,303	3,270,030
*PT Bank Negara Indonesia Persero Tbk	38,908,000	13,191,644
*PT Bank Pan Indonesia Tbk	122,909,826	14,036,024
*PT Barito Pacific Tbk	9,872,500	1,172,469
*PT Berlian Laju Tanker Tbk	139,931,466	3,769,202
*PT Bhakti Investama Tbk	242,272,700	3,015,146

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Budi Acid Jaya Tbk	14,289,000	$375,432
PT Bumi Resources Tbk	280,320,500	54,175,746
*PT Central Proteinaprima Tbk	178,071,500	1,054,678
PT Charoen Pokphand Indonesia Tbk	22,653,666	13,200,630
*PT Ciputra Development Tbk	80,864,000	3,441,229
*PT Ciputra Surya Tbk	17,718,000	1,170,468
*PT Clipan Finance Indonesia Tbk	3,636,000	120,149
*PT Darma Henwa Tbk	137,802,300	990,301
*PT Davomas Adabi Tbk	139,739,500	1,224,036
PT Dynaplast Tbk	3,040,000	501,090
*PT Elnusa Tbk	32,023,000	1,219,711
*PT Energi Mega Persada Tbk	329,341,282	3,777,865
*PT Ever Shine Textile Tbk	19,347,215	155,668
PT Gajah Tunggal Tbk	5,360,500	739,483
PT Global Mediacom Tbk	96,453,500	3,356,604
PT Gozco Plantations Tbk	10,738,500	403,291
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	25,951,284
*PT Hero Supermarket Tbk	220,000	86,048
*PT Indah Kiat Pulp and Paper Corp. Tbk	27,203,000	5,364,317
PT Indika Energy Tbk	19,721,000	7,295,656
PT Indofood Sukses Makmur Tbk	23,893,000	12,379,486
PT International Nickel Indonesia Tbk	39,701,500	18,380,039
*PT Japfa Comfeed Indonesia Tbk	371,000	104,866
PT Jaya Real Property Tbk	25,528,000	2,714,999
*PT Kawasan Industry Jababeka Tbk	187,435,000	1,973,830
PT Lautan Luas Tbk	2,102,000	183,787
*PT Lippo Karawaci Tbk	185,406,250	10,052,493
PT Matahari Putra Prima Tbk	35,314,400	3,552,535
*PT Mayorah Indah Tbk	8,807,572	8,127,943
PT Medco Energi International Tbk	28,604,500	9,617,357
*PT Mitra International Resources Tbk	50,061,000	1,740,051
*PT Panasia Indosyntec Tbk	403,200	10,589
*PT Panin Financial Tbk	183,439,000	3,454,625
*PT Panin Insurance Tbk	30,688,500	1,391,737
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,726,500	4,687,139
PT Ramayana Lestari Sentosa Tbk	10,715,000	936,134
PT Sampoerna Agro Tbk	2,852,000	775,134
*PT Samudera Indonesia Tbk	415,500	150,577
PT Selamat Sempurna Tbk	15,274,000	1,546,862
*PT Sentul City Tbk	123,241,000	1,643,405
*PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,986,529
PT Sorini Agro Asia Corporindo Tbk	7,941,000	1,680,148
PT Summarecon Agung Tbk	43,122,357	4,492,147
*PT Sunson Textile Manufacturer Tbk	6,012,000	134,369
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	52,889
*PT Suryainti Permata Tbk	17,378,000	172,838
PT Tigaraksa Satria Tbk	165,200	7,569
*PT Timah Tbk	10,142,000	2,813,255
*PT Trimegah Sec Tbk	34,298,000	432,930
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,246,615
PT Tunas Ridean Tbk	42,862,000	3,070,981
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,027,949
PT Unggul Indah Cahaya Tbk	371,435	87,063
PT Wijaya Karya Tbk	15,842,000	956,130

TOTAL INDONESIA		307,257,395

ISRAEL — (0.1%)
Ashtrom Properties, Ltd.	59,394	125,357
*Bank of Jerusalem, Ltd.	67,202	134,436

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Baran Group, Ltd.	69,463	$366,142
Clal Industries & Investments, Ltd.	349,037	2,136,068
Delta-Galil Industries, Ltd.	—	3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	208	357
*Electra Real Estate, Ltd.	—	—
*Elron Electronic Industries, Ltd.	1	4
*Feuchtwanger Investments, Ltd.	10,500	33
*First International Bank of Israel, Ltd.	113,332	366,892
*Formula Systems, Ltd.	—	—
*Formula Vision Technologies, Ltd.	—	—
*Hadera Paper, Ltd.	5,338	374,432
Israel Cold Storage & Supply Co., Ltd.	4,843	48,871
*Israel Petrochemical Enterprises, Ltd.	35,691	91,343
*Israel Steel Mills, Ltd.	97,000	1,004
*Kardan Israel, Ltd.	—	1
*Knafaim Arkia Holdings, Ltd.	110,091	480,027
Koor Industries, Ltd.	1	18
*Liberty Properties, Ltd.	3,284	36,249
*Magal Security Systems, Ltd.	11,718	33,943
Makhteshim-Agan Industries, Ltd.	1	2
*Menorah Mivtachim Holdings, Ltd.	83,229	929,902
Merhav-Ceramic & Building Materials Center, Ltd.	13,623	33,548
*Migdal Insurance & Financial Holdings, Ltd.	810,704	1,375,008
*Miloumor, Ltd.	97,997	6,761
*Minrav Holdings, Ltd.	840	50,096
*Mivtach Shamir Holdings, Ltd.	41,934	1,256,212
*Mizrahi Tefahot Bank, Ltd.	5,009	41,230
*Naphtha Israel Petroleum Corp., Ltd.	—	1
*Retalix, Ltd.	52,259	663,372
Scailex Corp, Ltd.	320,009	4,741,286
Team Computer & Systems, Ltd.	1,817	48,117

TOTAL ISRAEL		13,340,715

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	123,138
Affin Holdings Berhad	9,611,900	9,227,030
*Airasia Berhad	11,014,200	5,167,473
Alliance Financial Group Berhad	11,988,000	11,020,102
*AMBD Berhad	927,567	118,152
AMMB Holdings Berhad	21,831,262	35,369,364
Ann Joo Resources Berhad	2,857,200	2,267,167
APM Automotive Holdings Berhad	1,091,700	1,592,516
Apollo Food Holdings Berhad	109,000	106,704
*Asas Dunia Berhad	350,000	79,277
*Asia Pacific Land Berhad	5,644,300	577,566
*Axiata Group Berhad	1,074,850	1,440,877
*Bandar Raya Developments Berhad	4,087,800	2,571,114
Batu Kawan Berhad	2,242,250	7,840,732
Berjaya Corp. Berhad	20,516,180	6,987,408
Berjaya Land Berhad	3,305,000	4,433,124
*Berjaya Media Berhad	425,300	80,426
*Berjaya Retail Berhad	1,775,788	725,723
Bimb Holdings Berhad	2,170,800	901,704
Bina Darulaman Berhad	60,800	18,109
*Bolton Berhad	1,277,400	442,229
Boustead Holdings Berhad	4,738,580	5,812,244
Cahya Mata Sarawak Berhad	1,632,600	1,269,912
Chemical Co. of Malaysia Berhad	311,000	204,024
Chin Teck Plantations Berhad	304,700	758,108
*Country Heights Holdings Berhad	37,300	6,583
CSC Steel Holdings Berhad	1,378,400	732,282

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Cycle & Carriage Bintang Berhad	241,300	$450,036
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	240,280
DNP Holdings Berhad	1,861,100	836,658
DRB-Hicom Berhad	9,932,000	3,535,216
*Eastern & Oriental Berhad	7,752,915	2,880,069
Eastern Pacific Industrial Corp. Berhad	497,700	302,035
ECM Libra Avenue Berhad	7,178,982	1,516,558
*EON Capital Berhad	3,626,007	7,936,208
Esso Malaysia Berhad	954,100	801,568
Evergreen Fibreboard Berhad	721,300	374,698
Far East Holdings Berhad	388,800	797,108
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	845,785
Genting Malaysia Berhad	842,600	756,111
Genting Plantations Berhad	356,800	785,981
Glomac Berhad	1,706,800	747,081
*Gold Is Berhad	2,412,900	980,601
*Gula Perak Berhad	50	—
*GuocoLand (Malaysia) Berhad	522,800	161,068
Hap Seng Consolidated Berhad	2,582,300	2,248,154
Hap Seng Plantations Holdings Berhad	1,701,400	1,235,313
Hong Leong Financial Group Berhad	1,796,551	4,908,257
Hong Leong Industries Berhad	1,225,800	1,930,646
Hubline Berhad	1,629,600	94,770
Hunza Properties Berhad	1,033,300	416,223
Hwang-DBS (Malaysia) Berhad	908,700	472,364
IGB Corp. Berhad	11,559,000	6,843,687
IJM Corp. Berhad	15,038,680	23,901,527
*IJM Land Berhad	3,923,300	2,962,635
*Insas Berhad	4,347,408	691,331
*Jaks Resources Berhad	3,438,000	811,556
*Jaya Tiasa Holdings Berhad	1,192,135	1,334,557
Jerneh Asia Berhad	585,020	593,153
K & N Kenanga Holdings Berhad	2,220,800	552,965
*Karambunai Corp. Berhad	6,839,800	129,252
Keck Seng (Malaysia) Berhad	1,663,400	3,091,552
Kian Joo Can Factory Berhad	3,566,680	1,467,912
*KIG Glass Industrial Berhad	260,000	2,452
Kim Loong Resources Berhad	324,800	210,484
*Kinsteel Berhad	6,960,700	1,886,063
KLCC Property Holdings Berhad	6,567,300	6,583,972
*KNM Group Berhad	12,852,500	2,023,164
*Knusford Berhad	139,300	74,445
KPJ Healthcare Berhad	975,650	1,122,510
KrisAssets Holdings Berhad	250,377	257,508
*KSL Holdings Berhad	256,566	126,001
Kub Malaysia Berhad	5,214,000	804,930
Kulim Malaysia Berhad	2,761,625	6,868,329
*Kumpulan Hartanah Selangor Berhad	520,000	70,382
*Kumpulan Perangsang Selangor Berhad	1,128,400	503,968
Kwantas Corp. Berhad	246,000	128,990
Landmarks Berhad	4,118,808	1,713,175
Leader Universal Holdings Berhad	5,383,033	1,491,819
*Lion Corp Berhad	7,984,307	716,872
Lion Diversified Holdings Berhad	5,448,100	695,597
Lion Industries Corp. Berhad	7,130,681	3,597,652
*MAA Holdings Berhad	888,700	200,004
*Malayan United Industries Berhad A1	1,526,067	69,563
Malaysia Airports Holdings Berhad	161,600	261,972
Malaysia Building Society Berhad	815,000	382,252

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Malaysian Bulk Carriers Berhad	1,148,225	$1,057,646
Malaysian Mosaics Berhad	293,040	202,103
Malaysian Resources Corp. Berhad	75,000	39,934
MBM Resources Berhad	487,533	464,726
*Measat Global Berhad	2,643,100	3,373,156
Mega First Corp. Berhad	1,101,700	579,235
*Merge Housing Berhad	63,162	10,077
*Metro Kajang Holdings Berhad	562,099	220,725
*Metroplex Berhad	817,000	—
*MISC Berhad	330,240	914,562
*MK Land Holdings Berhad	10,344,500	1,107,406
MMC Corp. Berhad	10,879,779	8,873,549
*MNRB Holdings Berhad	1,150,800	1,003,045
*MTD ACPI Engineering Berhad	74,200	12,153
*Muhibbah Engineering Berhad	4,845,400	1,425,730
MUI Properties Berhad	670,000	30,434
*Mulpha International Berhad	33,546,200	4,693,729
MWE Holdings Berhad	270,000	83,155
Naim Holdings Berhad	1,130,000	1,199,918
NCB Holdings Berhad	2,447,800	2,873,508
Negri Sembilan Oil Palms Berhad	167,600	253,759
*NV Multi Corp. Berhad	165,700	34,553
Oriental Holdings Berhad	3,653,779	6,057,450
Oriental Interest Berhad	165,000	64,816
OSK Holdings Berhad	6,549,647	2,681,993
*OSK Ventures International Berhad	793,897	117,516
P.I.E. Industrial Berhad	323,600	422,298
*Pacific & Orient Berhad	566,730	165,153
Panasonic Manufacturing Malaysia Berhad	383,380	2,324,492
*Paracorp Berhad	252,000	792
Paramount Corp. Berhad	203,900	252,018
PBA Holdings Berhad	1,502,500	406,442
*Pelikan International Corp. Berhad	4,130,320	1,573,580
*Permaju Industries Berhad	1,703,300	182,590
Petronas Dagangan Berhad	310,700	1,003,974
PJ Development Holdings Berhad	2,768,800	618,365
POS Malaysia Berhad	2,274,517	2,224,785
PPB Group Berhad	6,909,766	37,688,038
*Prime Utilities Berhad	39,000	1,103
Protasco Berhad	282,200	91,402
*Proton Holdings Berhad	3,786,000	5,479,225
*Pulai Springs Berhad	159,800	24,113
*QSR Brand Berhad	56,800	77,214
*Ramunia Holdings Berhad	2,434,736	295,923
Ranhill Berhad	3,026,600	750,723
*RCE Capital Berhad	2,137,200	427,204
RHB Capital Berhad	5,561,200	11,353,970
Salcon Berhad	574,000	121,066
Sarawak Oil Palms Berhad	391,820	346,243
Scientex, Inc. Berhad	645,048	314,491
*Scomi Group Berhad	13,422,000	1,796,331
*Selangor Dredging Berhad	1,312,700	293,361
Shangri-La Hotels (Malaysia) Berhad	738,000	588,921
Shell Refining Co. Federation of Malaysia Berhad	217,100	727,572
*SHL Consolidated Berhad	1,008,700	364,667
*Sino Hua-An International Berhad	2,168,400	242,635
Southern Steel Berhad	1,500,500	958,736
Subur Tiasa Holdings Berhad	460,530	311,232
Sunrise Berhad	4,434,634	2,832,833
*Sunway City Berhad	3,565,000	4,219,895
Sunway Holdings Berhad	4,319,400	2,131,383

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Suria Capital Holdings Berhad	590,800	$297,245
Ta Ann Holdings Berhad	193,300	314,238
TA Enterprise Berhad	14,799,300	3,028,831
TA Global Berhad (B3X17H6)	8,465,880	1,010,244
*TA Global Berhad (B4LM6X7)	8,465,880	784,958
*Tahp Group Berhad	27,000	32,273
*Talam Corp. Berhad	17,833,050	644,121
*Tamco Corp. Holdings Berhad	71	1
Tan Chong Motor Holdings Berhad	4,857,500	7,155,076
TDM Berhad	1,059,200	746,659
*Tebrau Teguh Berhad	5,320,066	1,180,877
*Time Dotcom Berhad	16,781,400	3,280,294
*Tiong Nam Transport Holdings Berhad	141,500	40,792
Titan Chemicals Corp. Berhad	5,325,500	3,711,444
Tradewinds (Malaysia) Berhad	879,400	995,206
*Tradewinds Corp. Berhad	5,413,100	1,108,003
UAC Berhad	77,398	89,396
UMW Holdings Berhad	2,059,686	4,046,708
Unico-Desa Plantations Berhad	4,194,428	1,298,271
*Unisem (M) Berhad	2,316,600	1,672,990
United Malacca Rubber Estates Berhad	577,100	1,796,884
United Plantations Berhad	617,400	2,814,551
VS Industry Berhad	1,337,193	513,343
WCT Berhad	1,235,300	1,098,516
*WTK Holdings Berhad	4,386,550	1,588,781
Yeo Hiap Seng (Malaysia) Berhad	355,320	171,108
YTL Cement Berhad	11,100	13,861
YTL Corp. Berhad	6,283,072	14,818,578
*Yu Neh Huat Berhad	4,969,246	2,626,066
*Zelan Berhad	4,989,300	957,711

TOTAL MALAYSIA		383,122,781

MEXICO — (5.9%)
#Alfa S.A.B. de C.V. Series A	4,088,867	31,659,705
#Alsea de Mexico S.A.B. de C.V.	2,618,100	2,585,676
#*Axtel S.A.B. de C.V.	5,663,540	3,709,542
#Bolsa Mexicana de Valores S.A. de C.V.	2,547,588	4,357,776
#*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	31,392
#*Cemex S.A.B. de C.V. Sponsored ADR	11,578,134	109,297,585
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	18,276,280
#Consorcio ARA S.A.B. de C.V.	10,672,300	6,998,644
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	448,900	412,129
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	16,188,011
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	781,141
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	984
Corporativo Fragua S.A.B. de C.V. Series B	70	581
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,202,681
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,662,296
*Dine S.A.B. de C.V.	1,028,367	536,253
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	103,502
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,703,135
Embotelladora Arca S.A.B. de C.V.	3,256,100	11,576,787
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,400
#*Empresas ICA S.A.B. de C.V.	2,999,272	7,583,045
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,248,639
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,465,100	7,142,171
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,435,922	69,900,683
*GMD Resorts S.A.B. de C.V.	41,400	10,304
*Gruma S.A.B. de C.V. ADR	15,222	90,266
#*Gruma S.A.B. de C.V. Series B	931,300	1,394,365
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	678,000	1,124,933

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	35,746	$479,711
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	616,489	20,029,728
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,876,482
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	11,702,802
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	40,116,812
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	9,567,648
#*Grupo Famsa S.A.B. de C.V.	1,918,478	2,728,394
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	39,287,873
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	30,085,727
Grupo Gigante S.A.B. de C.V. Series B	324,076	547,947
Grupo Herdez S.A.B. de C.V.	319,000	448,630
#Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,542,313
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,060,200
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	2,464,787
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	27,603
Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,816,146
Grupo Posadas S.A. de C.V. Series L	356,000	424,722
*Grupo Qumma S.A. de C.V. Series B	5,301	75
#*Grupo Simec, S.A. de C.V.	1,358,400	3,026,597
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	54,940
Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,265,058
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	10,102,415
Industrias Penoles S.A.B. de C.V.	445,975	9,336,872
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	199,510
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	38,935,442
Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,438,639
#*SARE Holding S.A. de C.V.	3,301,100	722,464
*Savia S.A. de C.V.	3,457,285	218,526
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	10,760,798
*Vitro S.A.B. de C.V.	1,558,758	1,346,098

TOTAL MEXICO		626,199,865

PHILIPPINES — (0.8%)
A. Soriano Corp.	20,195,000	1,027,717
Alaska Milk Corp.	7,874,000	2,064,764
Alsons Consolidated Resources, Inc.	16,904,000	262,751
Banco de Oro Unibank, Inc.	7,364,320	7,556,739
Cebu Holdings, Inc.	7,590,250	357,276
*China Banking Corp.	9,676	88,137
*Digital Telecommunications Phils., Inc.	69,472,000	2,200,274
DMCI Holdings, Inc.	9,749,280	4,006,435
*Empire East Land Holdings, Inc.	37,000,000	357,650
*Export & Industry Bank, Inc.	14,950	85
Filinvest Land, Inc.	168,982,031	3,753,874
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	4,625,691
*Lopez Holdings Corp.	25,704,000	2,121,976
Macroasia Corp.	1,663,000	103,781
*Megaworld Corp.	176,933,600	5,834,924
Metro Bank & Trust Co.	8,451,855	11,140,345
*Mondragon International Philippines, Inc.	2,464,000	6,762
*Philippine National Bank	3,866,918	3,215,759
*Philippine National Construction Corp.	398,900	42,911
*Philippine Realty & Holdings Corp.	5,860,000	91,179
Philippine Savings Bank	1,232,313	1,398,522
*Philippine Townships, Inc.	226,200	23,588
Phinma Corp.	2,551,998	529,109
*Prime Media Holdings, Inc.	330,000	13,982
*Prime Orion Philippines, Inc.	12,310,000	112,155
Rizal Commercial Banking Corp.	4,481,648	2,195,575
Robinson’s Land Corp. Series B	17,781,700	5,210,477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Security Bank Corp.	2,362,810	$3,619,683
Shang Properties, Inc.	614,285	24,063
SM Development Corp.	32,589,997	4,715,738
*Solid Group, Inc.	10,648,000	177,596
Union Bank Of Philippines	2,567,094	2,588,000
Universal Robina Corp.	16,573,345	11,980,775
Vista Land & Lifescapes, Inc.	45,259,868	2,399,730

TOTAL PHILIPPINES		83,848,023

POLAND — (1.8%)
*Agora SA	559,848	4,513,027
*Amica SA	31,101	390,346
Asseco Poland SA	552,753	9,879,617
*Bank Handlowy w Warszawie SA	83,949	2,110,698
*Bank Millennium SA	7,878,968	11,982,644
*Bank Przemyslowo Handlowy BPH SA	72,355	1,266,734
*Bioton SA	31,475,429	2,149,264
*BOMI SA	121,150	502,993
*Boryszew SA	1,736,644	1,699,714
*Ciech SA	176,009	1,569,937
*Debica SA	111,346	2,375,483
Dom Development SA	46,421	707,674
*Dom Maklerski IDM SA	1,236,710	1,056,069
*Echo Investment SA	2,412,970	3,728,231
*Emperia Holding SA	19,149	520,393
*Farmacol SA	5,526	75,573
*Gant Development SA	24,385	175,296
*Getin Holdings SA	1,681,394	5,625,411
*Grupa Kety SA	126,858	4,402,086
*Grupa Lotos SA	970,047	10,213,196
*Impexmetal SA	5,899,609	7,941,805
ING Bank Slaski SA	4,428	1,127,675
KGHM Polska Miedz SA	671,360	23,349,975
*Koelner SA	133,110	527,687
*Kredyt Bank SA	619,815	3,131,622
*LC Corp. SA	1,737,902	831,370
*MCI Management SA	50,000	119,260
*MNI SA	196,542	244,865
Mostostal Warszawa SA	1,467	32,275
*Netia Holdings SA	3,441,202	5,532,691
*Orbis SA	541,449	6,624,157
*Pfleiderer Grajewo SA	55,572	185,882
*Pol-Aqua SA	12,548	69,384
*Polnord SA	129,030	1,478,461
*Polska Grupa Farmaceutyczna SA	1,548	21,051
*Polski Koncern Naftowy Orlen SA	5,310,008	67,582,676
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	349,860	2,170,136
*Stalexport SA	989,216	508,597
*Sygnity SA	144,485	648,910
*Synthos SA	9,098,514	5,953,924
Zaklady Azotowe Pulawy SA	12,655	284,389
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	92,190
*Zaklady Chemiczne Police SA	8,000	13,959

TOTAL POLAND		193,417,327

RUSSIA — (4.6%)
Gazprom OAO Sponsored ADR	15,162,516	327,629,192
Lukoil OAO Sponsored ADR	2,257,507	128,875,445
Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	548,477
*RusHydro Sponsored ADR	643,944	3,366,601

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
RUSSIA — (Continued)
Surgutneftegas Sponsonsored ADR	2,583,456	$26,223,967

TOTAL RUSSIA		486,643,682

SOUTH AFRICA — (7.9%)
ABSA Group, Ltd.	2,880,669	53,462,354
Adcorp Holdings, Ltd.	403,266	1,545,047
Advtech, Ltd.	48,800	39,166
Aeci, Ltd.	1,635,500	15,390,054
Afgri, Ltd.	4,163,488	3,995,147
African Bank Investments, Ltd.	3,883,766	17,814,829
African Oxygen, Ltd.	483,204	1,466,258
African Rainbow Minerals, Ltd.	994,154	23,378,645
Allied Electronics Corp., Ltd.	540,180	1,873,595
*ArcelorMittal South Africa, Ltd.	1,221,615	14,246,507
*Argent Industrial, Ltd.	1,272,940	1,705,007
AST Group, Ltd.	2,011,303	247,842
*Aveng, Ltd.	3,648,743	18,021,231
AVI, Ltd.	3,586,407	12,274,261
*Avusa, Ltd.	434,559	1,230,114
Barloworld, Ltd.	2,477,983	15,291,270
Basil Read Holdings, Ltd.	68,238	123,538
*Bell Equipment, Ltd.	411,045	507,423
Bidvest Group, Ltd.	64,146	1,164,187
*Blue Label Telecoms, Ltd.	187,875	115,596
Brait SA	206,315	650,270
Business Connexion Group	641,608	484,027
Capitec Bank Holdings, Ltd.	149,584	2,642,829
Cashbuild, Ltd.	3,848	38,524
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,558,516
*Cipla Medpro South Africa, Ltd.	3,347,420	2,614,782
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	12,383,202
Datacentrix Holdings, Ltd.	797,381	437,129
Delta EMD, Ltd.	234,340	419,498
Discovery Holdings, Ltd.	66	328
Distell Group, Ltd.	378,471	3,760,165
*Distribution & Warehousing Network, Ltd.	216,722	230,436
#*Durban Roodeport Deep, Ltd.	1,467,912	618,521
ElementOne, Ltd.	391,810	631,064
#*Eqstra Holdings, Ltd.	1,640,154	1,171,187
*Evraz Highveld Steel & Vanadium, Ltd.	162,634	1,921,116
FirstRand, Ltd.	4,353,231	12,065,065
Freeworld Coatings, Ltd.	2,157,475	2,834,495
Gold Fields, Ltd.	507,817	6,716,203
#Gold Fields, Ltd. Sponsored ADR	6,855,689	92,757,472
Gold Reef Resorts, Ltd.	422,178	972,135
Grindrod, Ltd.	3,106,069	6,524,942
Group Five, Ltd.	465,209	2,232,800
#Harmony Gold Mining Co., Ltd.	2,923,251	29,242,083
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,496,639	14,966,390
Hudaco Industries, Ltd.	162,006	1,519,459
*Hulamin, Ltd.	1,290,093	1,784,535
Iliad Africa, Ltd.	90,323	98,491
Illovo Sugar, Ltd.	1,131,367	4,394,334
Impala Platinum Holdings, Ltd.	87,276	2,364,443
Imperial Holdings, Ltd.	1,354,335	17,895,443
Investec, Ltd.	2,346,934	19,131,553
*JCI, Ltd.	10,677,339	—
JD Group, Ltd.	1,559,604	9,778,314
#Lewis Group, Ltd.	1,182,161	10,127,386
Liberty Holdings, Ltd.	1,449,071	15,461,074

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
M Cubed Holdings, Ltd.	1,850,526	$50,732
#Medi-Clinic Corp., Ltd.	2,334,208	8,084,713
Merafe Resources, Ltd.	17,211,642	3,231,265
Metair Investments, Ltd.	1,650,332	2,011,764
*Metorex, Ltd.	3,390,930	1,692,475
Metropolitan Holdings, Ltd.	8,819,158	20,885,575
Mondi, Ltd.	1,413,708	10,038,243
Murray & Roberts Holdings, Ltd.	175,083	1,009,023
*Mvelaphanda Group, Ltd.	4,125,843	4,923,633
Nampak, Ltd.	5,874,237	15,515,755
Nedbank Group, Ltd.	2,742,435	50,842,974
#Northam Platinum, Ltd.	1,101,749	6,656,035
#*Omnia Holdings, Ltd.	555,232	4,795,022
Palabora Mining Co., Ltd.	183,794	2,588,356
*Peregrine Holdings, Ltd.	1,366,171	2,097,045
*Pioneer Foods, Ltd.	33,035	190,134
PSG Group, Ltd.	1,194,364	4,903,148
*Randgold & Exploration Co., Ltd.	256,811	193,614
Raubex Group, Ltd.	64,830	195,509
Redefine Properties, Ltd.	32,990	34,577
Reunert, Ltd.	300,475	2,451,412
Sanlam, Ltd.	28,700,406	98,325,149
*Sappi, Ltd.	3,781,281	18,182,941
#*Sappi, Ltd. Sponsored ADR	773,119	3,703,240
Sasol, Ltd. Sponsored ADR	704,259	27,916,827
*Sentula Mining, Ltd.	404,520	135,220
*Simmer & Jack Mines, Ltd.	1,049,068	153,773
Spur Corp., Ltd.	369,908	611,894
Standard Bank Group, Ltd.	1,147,053	17,846,634
Stefanutti Stocks Holdings, Ltd.	19,889	25,658
Steinhoff International Holdings, Ltd.	12,351,279	32,593,596
*Super Group, Ltd.	5,715,305	454,489
Telkom South Africa, Ltd.	2,830,063	13,230,944
*Telkom South Africa, Ltd. Sponsored ADR	5,288	98,357
*Tongaat-Hulett, Ltd.	197,230	2,906,249
*Trans Hex Group, Ltd.	34,840	19,569
Trencor, Ltd.	1,468,675	7,044,756
UCS Group, Ltd.	1,547,424	360,000
Value Group, Ltd.	976,777	495,397
*Wesizwe Platinum, Ltd.	14,355	3,486
Zeder Investments, Ltd.	850,029	230,879

TOTAL SOUTH AFRICA		835,050,344

SOUTH KOREA — (11.3%)
#Aekyung Petrochemical Co., Ltd.	25,450	606,050
#Asia Cement Manufacturing Co., Ltd.	28,888	1,084,378
#Asia Paper Manufacturing Co., Ltd.	34,410	321,618
*Asiana Airlines, Inc.	545,710	4,063,709
*AUK Corp.	72,372	337,956
*Basic House Co., Ltd. (The)	44,134	556,448
#Bing Grae Co., Ltd.	24,704	992,891
#*BNG Steel Co., Ltd.	55,130	441,948
Boo Kook Securities Co., Ltd.	27,705	364,733
#Boryung Pharmaceutical Co., Ltd.	34,556	453,792
Busan Bank	917,340	9,893,209
BYC Co., Ltd.	810	94,074
Byuck San Corp.	10,472	122,038
#*Byuck San Engineering and Construction Co., Ltd.	87,860	106,402
#*Chin Hung International, Inc.	3,001,643	1,252,612
#Chong Kun Dang Pharmaceutical Corp.	42,960	663,675
#Choongwae Pharmaceutical Corp.	53,015	764,607

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Chosun Refractories Co., Ltd.	10,390	$503,387
#Chungho Comnet Co., Ltd.	24,590	168,826
#CJ Cheiljedang Corp.	31,639	6,330,805
#CJ Corp.	133,605	8,344,287
#*Cosmochemical Co., Ltd.	47,640	278,955
Crown Confectionery Co., Ltd.	3,342	299,673
#Dae Dong Industrial Co., Ltd.	87,050	315,528
#*Dae Sang Corp.	158,432	1,181,077
#Dae Won Kang Up Co., Ltd.	318,816	719,751
*Daechang Co., Ltd.	9,700	13,695
Daeduck Electronics Co., Ltd.	246,280	1,547,019
#Daeduck Industries Co., Ltd.	128,410	1,068,319
Daegu Bank, Ltd.	883,822	11,391,452
#Daegu Department Store Co., Ltd.	55,901	568,378
#Daehan Flour Mills Co., Ltd.	8,122	1,045,624
#Daehan Steel Co., Ltd.	73,180	565,309
#Daehan Synthetic Fiber Co., Ltd.	5,193	287,152
Daekyo Co., Ltd.	346,480	1,553,544
Daelim Industrial Co., Ltd.	187,104	10,611,170
Daelim Trading Co., Ltd.	31,734	108,178
#Daesang Holdings Co., Ltd.	113,486	296,842
#Daesung Industrial Co., Ltd. (6249614)	2,486	259,524
#*Daesung Industrial Co., Ltd. (B445C80)	7,076	406,703
#Daewoo Engineering & Construction Co., Ltd.	951,350	8,075,258
#*Daewoo Motor Sales Corp.	341,527	1,066,310
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	463,372	7,844,215
#Daewoong Co., Ltd.	17,680	258,621
#Dahaam E-Tec Co., Ltd.	9,515	220,140
Daishin Securities Co., Ltd.	304,361	3,787,556
*Daiyang Metal Co., Ltd.	122,645	103,430
#Daou Technology, Inc.	224,410	1,392,547
*DCM Corp.	1,010	6,943
Digital Power Communications Co., Ltd.	113,840	119,058
Dong Ah Tire Industrial Co., Ltd.	69,104	494,067
*Dong Yang Gang Chul Co., Ltd.	159,370	475,013
#Dongbang Agro Co., Ltd.	53,610	286,618
#Dongbu Corp.	73,520	397,475
#*Dongbu HiTek Co., Ltd.	143,654	1,092,403
#Dongbu Securities Co., Ltd.	161,166	824,602
#Dongbu Steel Co., Ltd.	171,834	1,487,124
#Dong-Il Corp.	6,537	327,862
#Dongil Industries Co., Ltd.	10,368	567,380
Dongkuk Steel Mill Co., Ltd.	339,302	6,878,620
Dongwha Pharm Co., Ltd.	166,110	731,281
Dongwon F&B Co., Ltd.	13,886	641,581
#*Dongwon Systems Corp.	165,560	178,992
Dongyang Engineering & Construction Corp.	9,995	98,412
Dongyang Express Bus Corp.	639	11,866
#Dongyang Mechatronics Corp.	185,897	1,048,523
#Doosan Construction & Engineering Co., Ltd.	203,030	730,284
#*Eagon Industrial Co., Ltd.	29,120	220,054
#*e-Starco Co., Ltd.	170,050	86,874
*Eugene Investment & Securities Co., Ltd.	3,707,969	2,367,302
Fursys, Inc.	33,450	804,251
Gaon Cable Co., Ltd.	14,154	307,951
#Global & Yuasa Battery Co., Ltd.	50,280	1,287,887
Golden Bridge Investment & Securities Co., Ltd.	21,530	39,190
Green Cross Holdings Corp.	9,276	669,493
GS Engineering & Construction Corp.	92,641	6,266,481
GS Holdings Corp.	355,410	12,447,712
#Gwangju Shinsegae Co., Ltd.	3,346	432,841

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Halla Climate Control Corp.	123,047	$1,798,287
Halla Engineering & Construction Corp.	91,861	1,003,645
#Han Kuk Carbon Co., Ltd.	137,700	666,045
#Han Yang Securities Co., Ltd.	80,350	620,892
Hana Financial Group, Inc.	1,237,663	36,807,854
Handok Pharmaceuticals Co., Ltd.	18,150	221,788
#Handsome Corp.	122,640	1,693,893
#Hanil Cement Manufacturing Co., Ltd.	32,489	1,464,312
*Hanil Construction Co., Ltd.	38,025	75,610
Hanil E-Wha Co., Ltd.	2,093	14,490
#Hanjin Heavy Industries & Construction Co., Ltd.	279,094	6,667,385
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	911,877
#*Hanjin Shipping Co., Ltd.	358,384	9,637,354
#*Hanjin Shipping Holdings Co., Ltd.	60,709	876,124
#Hanjin Transportation Co., Ltd.	61,370	1,932,611
*Hankook Cosmetics Co., Ltd.	86,470	293,819
#Hankook Cosmetics Manufacturing Co., Ltd.	24,389	221,633
Hankuk Electric Glass Co., Ltd.	4,100	117,382
#Hankuk Glass Industries, Inc.	29,050	643,457
Hankuk Paper Manufacturing Co., Ltd.	23,220	630,201
*Hanmi Semiconductor Co., Ltd.	5,670	35,086
Hanshin Construction Co., Ltd.	24,880	177,609
#Hansol Chemical Co., Ltd.	51,607	576,535
#Hansol Paper Co., Ltd.	265,034	3,375,077
Hanssem Co., Ltd.	25,520	258,757
#Hanwha Chemical Corp.	713,542	11,630,275
*Hanwha Corp.	50,332	1,706,251
*Hanwha General Insurance Co., Ltd.	19,663	165,967
Hanwha Securities Co., Ltd.	463,260	3,140,002
Hanwha Timeworld Co., Ltd.	9,000	118,839
Heung-A Shipping Co., Ltd.	106,352	102,821
#Hite Holdings Co., Ltd.	86,500	1,540,423
*HMC Investment Securities Co., Ltd.	118,451	1,823,900
#Honam Petrochemical Corp.	90,706	13,230,023
Hotel Shilla Co., Ltd.	21,520	464,211
#*Huneed Technologies	9,003	34,477
#Husteel Co., Ltd.	31,810	454,630
*Hwa Sung Industrial Co., Ltd.	44,200	178,479
Hwacheon Machine Tool Co., Ltd.	2,050	63,398
Hwashin Co., Ltd.	25,224	280,820
#Hyosung T & C Co., Ltd.	151,548	10,496,881
#Hyundai Cement Co., Ltd.	32,875	159,527
Hyundai Development Co.	313,620	7,188,440
#Hyundai DSF Co., Ltd.	38,700	295,220
Hyundai Elevator Co., Ltd.	22,090	959,728
Hyundai Greenfood Co., Ltd.	304,440	2,723,592
#Hyundai Hysco	270,550	4,283,202
Hyundai Merchant Marine Co., Ltd.	285,581	7,921,398
Hyundai Mipo Dockyard Co., Ltd.	72,709	9,963,398
#Hyundai Motor Co., Ltd.	909,723	114,708,337
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	154,163
Hyundai Securities Co.	821,689	9,457,026
#Hyundai Steel Co.	358,229	30,995,279
#Il Dong Pharmaceutical Co., Ltd.	25,184	778,548
#*Iljin Electric Co., Ltd.	128,110	1,158,353
#Iljin Holdings Co., Ltd.	96,174	293,079
#Ilshin Spinning Co., Ltd.	5,070	356,616
Ilsung Pharmaceutical Co., Ltd.	9,060	543,143
Industrial Bank of Korea, Ltd.	1,050,330	13,896,311
InziControls Co., Ltd.	27,640	100,793
IS Dongseo Co., Ltd.	47,710	573,072

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#ISU Chemical Co., Ltd.	54,440	$823,000
#IsuPetasys Co., Ltd.	196,240	564,968
#Jahwa Electronics Co., Ltd.	79,680	432,167
#Jeil Pharmaceutical Co.	38,480	401,001
#Jeonbuk Bank, Ltd.	300,136	1,688,532
*Jinheung Mutual Savings Bank Co., Ltd.	144,760	425,864
#K.C. Tech Co., Ltd.	154,554	745,721
#KB Financial Group, Inc. ADR	1,974,040	84,449,431
KCC Corp.	31,624	8,158,491
#*Keangnam Enterprises, Ltd.	66,230	438,875
#Keyang Electric Machinery Co., Ltd.	187,450	409,875
#KG Chemical Corp.	48,893	436,530
Kia Motors Corp.	676,197	17,695,905
#*KIC, Ltd.	69,340	365,434
#KISCO Corp.	29,571	780,473
#KISWIRE, Ltd.	50,083	1,573,717
#Kolon Engineering & Construction Co., Ltd.	124,640	419,875
#Kolon Industries, Inc. (6496539)	22,524	644,344
*Kolon Industries, Inc. (B5TVWD5)	51,054	2,724,009
#Korea Cast Iron Pipe Co., Ltd.	81,218	263,862
#*Korea Development Co., Ltd.	99,040	305,231
Korea Development Leasing Corp.	15,732	422,963
#Korea Electric Terminal Co., Ltd.	42,160	693,914
#Korea Exchange Bank	1,675,400	17,199,943
#*Korea Express Co., Ltd.	55,848	2,965,935
#*Korea Flange Co., Ltd.	18,630	162,304
Korea Investment Holdings Co., Ltd.	282,426	8,072,278
#Korea Iron & Steel Co., Ltd.	11,043	466,575
*Korea Komho Petrochemical Co., Ltd.	53,790	2,409,706
#*Korea Line Corp.	44,305	1,985,571
*Korea Mutual Savings Bank	19,600	164,017
Korea Petrochemical Industry Co., Ltd.	8,594	492,220
*Korean Air Co., Ltd.	143,530	8,954,661
#Korean Air Terminal Service Co., Ltd.	12,340	417,210
#KP Chemical Corp.	304,576	2,931,857
KPX Chemical Co., Ltd.	10,134	425,991
#KPX Holdings Corp.	7,249	324,599
#*KTB Securities Co., Ltd.	392,760	1,216,351
#Kukdo Chemical Co., Ltd.	26,200	686,199
*Kumho Industrial Co., Ltd.	23,955	68,570
Kumho Investment Bank	637,880	512,040
*Kumho Tire Co., Inc.	156,050	637,113
#Kunsul Chemical Industrial Co., Ltd.	24,240	291,005
#Kwang Dong Pharmaceutical Co., Ltd.	312,960	719,732
#Kyeryong Construction Industrial Co., Ltd.	39,280	470,304
#Kyobo Securities Co., Ltd.	131,490	1,011,697
Kyung Dong Navien Co., Ltd.	3,860	98,720
Kyung Nong Corp.	60,670	200,818
#*Kyungbang Co., Ltd.	5,174	473,278
Kyung-in Synthetic Corp.	152,760	485,443
#LG Display Co., Ltd.	444,000	13,572,149
#LG Display Co., Ltd. ADR	1,606,037	24,684,789
#LG Electronics, Inc.	525,640	44,628,832
LG Fashion Corp.	1,800	43,393
*LG Uplus Corp.	17,910	120,547
Livart Furniture Co., Ltd.	16,020	108,287
#Lotte Chilsung Beverage Co., Ltd.	5,263	3,483,167
#Lotte Confectionary Co., Ltd.	5,117	5,832,354
#Lotte Midopa Co., Ltd.	124,640	1,285,420
#Lotte Sam Kang Co., Ltd.	6,861	1,588,402
Lotte Shopping Co., Ltd.	59,924	18,206,245

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Meritz Securities Co., Ltd.	1,209,585	$1,033,364
Mi Chang Oil Industrial Co., Ltd.	3,650	142,480
*Moorim P&P Co., Ltd.	23,927	146,691
#Moorim Paper Co., Ltd.	57,710	417,748
Motonic Corp.	7,080	53,523
#*Namkwang Engineering & Construction Co., Ltd.	90,006	265,314
Namyang Dairy Products Co., Ltd.	3,303	1,401,335
#Nexen Corp.	8,800	374,163
NH Investment & Securities Co., Ltd.	188,042	1,579,785
#Nong Shim Co., Ltd.	25,517	4,837,286
Nong Shim Holdings Co., Ltd.	13,419	711,249
Noroo Holdings Co., Ltd.	22,738	97,529
Noroo Paint Co., Ltd.	37,899	108,104
*ON*Media Corp.	484,150	1,246,192
#Ottogi Corp.	12,003	1,519,720
Pacific Corp.	24,304	3,087,151
Pacific Pharmaceutical Co., Ltd.	3,840	100,241
Pang Rim Co., Ltd.	15,040	160,710
*PaperCorea, Inc.	19,552	120,025
#Pohang Coated Steel Co., Ltd.	17,630	436,423
#*Poong Lim Industrial Co., Ltd.	74,350	112,042
#Poongsan Corp.	150,690	4,039,085
#Poongsan Holdings Corp.	31,568	646,293
POSCO	5,616	2,335,587
#POSCO ADR	1,058,114	110,054,437
#Pulmuone Co., Ltd.	6,125	221,762
#Pum Yang Construction Co., Ltd.	31,885	131,658
#Pusan City Gas Co., Ltd.	65,770	1,168,094
#*S&T Daewoo Co., Ltd.	46,870	1,030,782
#S&T Dynamics Co., Ltd.	174,594	2,825,288
#S&T Holdings Co., Ltd.	52,273	618,364
#*Sajo Industries Co., Ltd.	1,310	34,565
#Sam Kwang Glass Industrial Co., Ltd.	18,940	751,623
Sam Yung Trading Co., Ltd.	14,352	57,530
#Sambu Construction Co., Ltd.	31,215	387,501
#*Samho International Co., Ltd.	12,120	22,992
Samhwa Crown & Closure Co., Ltd.	1,749	32,642
#Samhwa Paints Industrial Co., Ltd.	48,610	201,196
#Samick Musical Instruments Co., Ltd.	621,710	552,280
Samsung Corp.	429,764	21,549,164
Samsung Fine Chemicals Co., Ltd.	15,133	854,826
#Samsung SDI Co., Ltd.	216,815	31,155,682
#Samwhan Corp.	47,270	343,559
Samyang Corp.	43,666	2,156,324
Samyang Genex Co., Ltd.	13,685	738,076
#Samyang Tongsang Co., Ltd.	8,060	155,637
#Samyoung Electronics Co., Ltd.	78,430	862,948
*SAVEZONE I&C Corp.	2,710	5,292
*SBS Media Holdings Co., Ltd.	290	644
SC Engineering Co., Ltd.	34,640	116,862
#Seah Besteel Corp.	100,300	1,796,194
#SeAH Holdings Corp.	12,561	751,162
#SeAH Steel Corp.	17,133	589,440
#Sebang Co., Ltd.	80,550	1,097,236
#Sejong Industrial Co., Ltd.	112,200	1,165,689
#*SH Chemical Co., Ltd.	528,345	183,313
*Shell-Line Co., Ltd.	17,510	123,322
#Shin Won Corp.	348,090	444,639
Shin Young Securities Co., Ltd.	29,240	895,965
*Shin Young Wacoal, Inc.	273	21,854
#*Shinhan Engineering & Construction Co., Ltd.	23,320	120,850

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Shinhan Financial Group Co., Ltd.	1,093,226	$44,874,269
#Shinhan Financial Group Co., Ltd. ADR	755,534	62,505,328
#Shinpoong Pharmaceutical Co., Ltd.	13,450	344,143
Shinsegae Engineering & Construction Co., Ltd.	8,470	87,206
#*Shinsegae Information & Communication Co., Ltd.	3,159	159,930
*Shinsung Holdings Co., Ltd.	589	2,989
*Shinsung Tongsang Co., Ltd.	342,500	138,265
#Silla Trading Co., Ltd.	26,403	277,620
#Sindo Ricoh Co., Ltd.	33,293	1,389,751
*SJM Co., Ltd.	29,248	160,446
#SJM Holdings Co., Ltd.	31,331	83,615
#*SK Chemicals Co., Ltd.	41,114	2,315,365
#SK Co., Ltd.	182,809	14,351,227
#SK Energy Co., Ltd.	320,419	33,448,198
#SK Gas Co., Ltd.	30,216	1,023,162
#SK Networks Co., Ltd.	499,940	4,372,116
#SKC Co., Ltd.	152,050	3,564,532
#SL Corp.	89,640	894,419
#*Ssangyong Cement Industry Co., Ltd.	193,556	840,156
#*STX Corp.	184,397	3,185,329
#STX Engine Co., Ltd.	140,460	3,201,788
#STX Offshore & Shipbuilding Co., Ltd.	313,090	3,368,810
#STX Pan Ocean Co., Ltd.	691,950	7,018,955
#Suheung Capsule Co., Ltd.	52,170	312,984
Sung Bo Chemicals Co., Ltd.	4,130	93,873
#*Sung Shin Cement Co., Ltd.	85,800	286,782
#*Sunjin Co., Ltd.	7,650	241,184
#Tae Kwang Industrial Co., Ltd.	3,447	2,126,815
#Tae Kyung Industrial Co., Ltd.	98,860	387,152
#Taeyoung Engineering & Construction	310,360	1,243,570
#*Tai Han Electric Wire Co., Ltd.	170,057	1,547,177
#Tai Lim Packaging Industries Co., Ltd.	176,930	190,760
*Tec & Co.	427,170	87,868
#Telcoware Co., Ltd.	36,000	212,268
*Tong Kook Corp.	607	802
Tong Yang Securities, Inc.	300,000	2,743,923
#TS Corp.	15,393	491,739
*Uangel Corp.	16,270	65,749
#Unid Co., Ltd.	32,400	1,270,800
*Union Steel Manufacturing Co., Ltd.	38,857	719,040
Wiscom Co., Ltd.	32,980	117,673
#*Woongjin Holdings Co., Ltd.	252,490	2,514,220
Woori Finance Holdings Co., Ltd.	1,573,572	19,594,114
*Woori Finance Holdings Co., Ltd. ADR	6,502	245,776
#Woori Financial Co., Ltd.	65,220	489,954
Woori Investment & Securities Co., Ltd.	659,420	10,372,848
#YESCO Co., Ltd.	18,780	376,869
#Yoosung Enterprise Co., Ltd.	109,715	229,921
#Youlchon Chemical Co., Ltd.	82,970	631,208
*Young Poong Mining & Construction Corp.	18,030	838
#Youngone Corp.	48,452	1,113,380
Youngpoong Corp.	4,628	2,347,433
Yuhwa Securities Co., Ltd.	28,680	362,334
*Zinus, Inc.	1,866	5,915

TOTAL SOUTH KOREA		1,195,209,824

TAIWAN — (11.3%)
*A.G.V. Products Corp.	3,642,429	1,563,521
*Abocom Systems, Inc.	340,752	173,660
*Acbel Polytech, Inc.	1,453,219	1,126,301
*Accton Technology Corp.	5,114,000	2,537,669

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Action Electronics Co., Ltd.	2,129,000	$773,516
Advanced Semiconductor Engineering, Inc.	1,045,371	807,777
*Advancetek Enterprise Co., Ltd.	2,000	1,226
*Allis Electric Co., Ltd.	1,523,000	661,672
*Alpha Networks, Inc.	174,000	132,409
*Altek Corp.	454,000	657,462
*Ambassador Hotel (The)	274,000	330,094
*Ampoc Far East Co., Ltd.	645,000	371,208
*Amtran Technology Co., Ltd.	1,416,693	1,355,073
*Apex Science & Engineering Corp.	396,000	194,138
*Arima Communication Corp.	2,522,000	880,628
*Arima Optoelectronics Corp.	1,045,000	255,093
Asia Cement Corp.	15,679,326	15,482,079
Asia Chemical Corp.	1,756,000	1,041,399
*Asia Optical Co, Inc.	1,854,000	2,891,861
*Asia Polymer Corp.	1,740,489	1,578,062
*Asia Vital Components Co., Ltd.	202,307	244,843
Asustek Computer, Inc.	3,107,913	23,422,649
AU Optronics Corp.	4,093,812	3,875,306
#AU Optronics Corp. Sponsored ADR	6,058,874	57,559,303
*Audix Co., Ltd.	1,122,164	798,637
*Aurora Systems Corp.	482,281	329,814
*Avision, Inc.	1,581,555	960,259
*Bank of Kaohsiung	4,018,926	1,484,345
*Bes Engineering Corp.	13,303,443	3,104,758
*Biostar Microtech International Corp.	356,055	252,360
*C Sun Manufacturing, Ltd.	233,837	156,626
*Cameo Communications, Inc.	1,601,000	866,961
*Capital Securities Corp.	393,000	181,109
*Carnival Industrial Corp.	2,813,000	822,321
Catcher Technology Co., Ltd.	1,467,326	3,302,606
*Cathay Chemical Works, Inc.	857,000	328,606
*Cathay Real Estate Development Co., Ltd.	8,268,421	3,712,452
*Central Reinsurance Co., Ltd.	2,477,781	1,178,826
*Chain Qui Development Co., Ltd.	1,077,173	893,419
*Champion Building Materials Co., Ltd.	2,472,040	2,083,953
Chang Hwa Commercial Bank	44,281,459	23,344,797
*Chang-Ho Fibre Corp.	192,000	100,455
*Charoen Pokphand Enterprises Co., Ltd.	1,690,000	1,034,991
*Cheng Loong Corp.	9,094,480	3,371,614
*Cheng Uei Precision Industry Co., Ltd.	1,098,496	1,923,081
Chenming Mold Industrial Corp.	593,040	417,878
*Chia Hsin Cement Corp.	4,711,594	2,256,297
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Kuo Construction Co., Ltd.	306,000	176,882
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	396,421
*Chilisin Electronics Corp.	289,300	292,337
Chimei Innolux Corp.	43,229,840	46,601,874
*China Airlines, Ltd.	16,952,252	9,118,541
*China Chemical & Pharmaceutical Co.	480,264	344,685
*China Development Financial Holding Corp.	83,980,032	24,108,201
*China Electric Manufacturing Co., Ltd.	361,200	325,709
*China General Plastics Corp.	3,008,000	1,037,833
*China Glaze Co., Ltd.	1,032,000	888,421
*China Man-Made Fiber Co., Ltd.	10,798,813	3,698,671
*China Metal Products Co., Ltd.	1,379,399	1,882,286
*China Motor Co., Ltd.	6,039,749	3,798,370
*China Petrochemical Development Corp.	16,397,580	8,812,758
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	1,127,219	782,238
*China Synthetic Rubber Corp.	3,919,711	3,790,298

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China United Trust & Investment Corp.	493,999	$—
*China Wire & Cable Co., Ltd.	2,541,000	914,482
Chinatrust Financial Holdings Co., Ltd.	59,635,946	35,665,958
*Chin-Poon Industrial Co., Ltd.	3,740,815	2,755,465
*Chun Yu Works & Co., Ltd.	2,106,000	655,777
*Chun Yuan Steel Industrial Co., Ltd.	3,877,191	1,568,565
*Chung Hsin Electric & Machinery Co., Ltd.	3,325,000	1,869,121
*Chung Hung Steel Corp.	1,301,000	531,060
*Chung Hwa Pulp Corp.	4,942,419	2,266,504
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	93,768,045	6,105,908
*CMC Magnetics Corp.	25,520,000	6,814,674
Collins Co., Ltd.	1,894,823	839,205
Compal Electronics, Inc.	3,293,355	4,308,800
*Compeq Manufacturing Co., Ltd.	9,985,000	2,716,311
*Compex International Co., Ltd.	46,400	290
*Continental Holdings Corp.	5,097,848	1,948,871
*Cosmos Bank Taiwan	935,756	206,522
*Coxon Precise Industrial Co., Ltd.	88,000	170,519
*CSBC Corp Taiwan	77,256	65,751
*Da-Cin Construction Co., Ltd.	805,579	438,184
*Darfon Electronics Corp.	1,195,950	1,321,940
*Delpha Construction Co., Ltd.	1,976,079	754,111
*Depo Auto Parts Industrial Co., Ltd.	50,000	135,041
*Der Pao Construction Co., Ltd.	1,139,000	29,147
*Diamond Flower Electric Instrument Co., Ltd.	127,280	140,353
*D-Link Corp.	3,914,780	3,017,197
*Dynamic Electronics Co., Ltd.	627,000	544,475
*E.Sun Financial Holding Co., Ltd.	20,302,578	9,389,539
*Eastern Media International Corp.	8,183,399	2,105,348
*Eclat Textile Co., Ltd.	1,059,204	686,436
*Edom Technology Co., Ltd.	512,800	265,789
*Elite Material Co., Ltd.	36,991	34,563
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,586,065
*Enlight Corp.	1,184,549	45,143
*EnTie Commercial Bank	716,232	274,222
*Eva Airways Corp.	12,631,944	7,574,826
*Ever Fortune Industrial Co., Ltd.	409,000	4,212
*Everest Textile Co., Ltd.	3,553,002	774,913
*Evergreen International Storage & Transport Corp.	3,780,000	2,937,078
*Evergreen Marine Corp., Ltd.	10,415,527	7,729,225
*Everspring Industry Co.	1,456,180	524,577
Far Eastern Department Stores Co., Ltd.	6,787,064	6,623,115
*Far Eastern International Bank	11,997,514	4,657,608
*Federal Corp.	3,195,876	2,035,288
*First Copper Technology Co., Ltd.	2,596,750	1,090,654
First Financial Holding Co., Ltd.	58,026,360	34,106,371
*First Hotel	664,339	539,025
*First Insurance Co., Ltd. (The)	2,220,064	912,016
*First Steamship Co., Ltd.	19,717	33,436
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	7,191,498
*Formosa Oilseed Processing Co., Ltd.	537,000	262,286
Formosa Taffeta Co., Ltd.	7,804,511	5,944,518
*Formosan Rubber Group, Inc.	2,838,000	2,076,101
*Formosan Union Chemical Corp.	976,078	515,798
*Fu I Industrial Co., Ltd.	290,400	75,028
*Fubon Financial Holding Co., Ltd.	33,546,000	41,022,423
*Fullerton Technology Co., Ltd.	363,000	357,932
*Fwuson Industry Co., Ltd.	1,965,220	857,791
*G Shank Enterprise Co., Ltd.	792,880	600,119
*G.T.M. Corp.	1,458,000	927,082

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Gamma Optical Co., Ltd.	549,000	$504,038
*Getac Technology Corp.	3,167,065	2,050,668
*Giantplus Technology Co., Ltd.	1,813,000	935,684
*Giga-Byte Technology Co., Ltd.	5,303,287	5,579,259
Gold Circuit Electronics, Ltd.	4,266,865	1,539,914
*Goldsun Development & Construction Co., Ltd.	12,194,535	5,277,235
*Good Will Instrument Co., Ltd.	402,853	294,623
*Gordon Auto Body Parts Co., Ltd.	131,000	49,175
*Grand Pacific Petrochemical Corp.	6,971,000	3,060,316
*Great China Metal Industry Co., Ltd.	1,577,000	1,142,849
*Great Wall Enterprise Co., Ltd.	1,815,393	1,811,048
*Hannstar Board Corp.	1,965,000	1,615,919
*HannStar Display Corp.	43,484,000	8,420,684
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	4,473,000	3,486,070
*Hitron Technologies, Inc.	759,335	485,272
*Ho Tung Holding Corp.	4,274,467	2,154,583
*Hocheng Corp.	2,917,300	1,061,830
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	934,781
*Holystone Enterprise Co., Ltd.	1,446,768	1,876,082
*Hong Tai Electric Industrial Co., Ltd.	2,292,000	956,133
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,350,908
*Hsing Ta Cement Co., Ltd.	2,071,980	635,859
*Hua Eng Wire & Cable Co., Ltd.	4,854,035	1,650,649
Hua Nan Financial Holding Co., Ltd.	10,237,258	6,366,466
*Hualon Corp.	257,040	8,663
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,018,927
*Hung Sheng Construction Co., Ltd.	4,786,000	2,688,272
*Hwa Fong Rubber Co., Ltd.	2,495,960	965,899
*Ichia Technologies, Inc.	3,181,260	1,474,062
*Inotera Memories, Inc.	10,294,728	5,432,916
*Inventec Appliances Corp.	340,000	281,329
Inventec Corp.	19,221,152	10,202,617
*Jui Li Enterprise Co., Ltd.	712,760	192,708
*K Laser Technology, Inc.	843,601	598,651
*Kang Na Hsiung Co., Ltd.	1,409,078	841,755
*Kao Hsing Chang Iron & Steel Corp.	1,589,000	434,235
*Kaulin Manufacturing Co., Ltd.	1,477,656	1,358,226
*Kee Tai Properties Co., Ltd.	1,025,236	460,796
*King Yuan Electronics Co., Ltd.	11,179,861	5,022,904
*Kingdom Construction Co., Ltd.	907,000	653,561
*King’s Town Bank	6,365,012	2,666,430
*Kinko Optical Co., Ltd.	734,131	762,182
*Kinpo Electronics, Inc.	12,274,375	3,520,864
*Kuoyang Construction Co., Ltd.	641,029	392,857
*Kwong Fong Industries Corp.	4,587,000	1,161,649
*L&K Engineering Co., Ltd.	577,000	625,852
*Lan Fa Textile Co., Ltd.	2,409,703	776,986
*LCY Chemical Corp.	2,306,713	2,910,389
*Lead Data Co., Ltd.	2,542,457	547,316
*Lealea Enterprise Co., Ltd.	6,426,441	2,526,738
*Lee Chi Enterprises Co., Ltd.	1,708,900	930,918
*Lelon Electronics Corp.	732,000	554,978
*Leofoo Development Co., Ltd.	1,948,000	1,167,972
*Li Peng Enterprise Co., Ltd.	4,587,712	2,068,177
*Lian Hwa Foods Corp.	157,000	123,664
*Lien Chang Electronic Enterprise Co., Ltd.	666,610	444,025
Lien Hwa Industrial Corp.	4,770,640	2,793,381
*Lingsen Precision Industries, Ltd.	2,810,480	1,697,730
*Lite-On Semiconductor Corp.	1,592,000	956,237
Lite-On Technology Corp.	16,331,316	20,834,494

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Long Bon International Co., Ltd.	2,101,301	$843,664
*Long Chen Paper Co., Ltd.	4,588,369	1,435,912
*Lucky Cement Corp.	3,099,000	737,909
Macronix International Co., Ltd.	25,770,028	17,122,750
*Marketech International Corp.	855,000	421,331
*Masterlink Securities Corp.	10,191,000	3,896,260
*Mayer Steel Pipe Corp.	988,364	803,770
*Maywufa Co., Ltd.	197,071	108,150
Mega Financial Holding Co., Ltd.	72,828,000	43,435,932
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,124,352	498,198
*Mercuries & Associates, Ltd.	3,533,829	2,057,033
*Mercuries Data Co., Ltd.	649,800	471,657
*Merry Electronics Co., Ltd.	175,000	257,150
*Microelectronics Technology, Inc.	3,297,123	2,001,905
*Micro-Star International Co., Ltd.	9,023,985	5,013,430
*Mitac International Corp.	10,726,000	4,378,604
*Mobiletron Electronics Co., Ltd.	96,000	70,557
*Mosel Vitelic, Inc.	1,456,206	650,683
*Mustek Systems, Inc.	210,074	27,049
*Nantex Industry Co., Ltd.	1,576,231	1,027,767
*New Asia Construction & Development Co., Ltd.	1,011,542	198,875
*Nien Hsing Textile Co., Ltd.	3,935,000	2,302,929
*Ocean Plastics Co., Ltd.	7,776	5,419
*Optimax Technology Corp.	3,466,000	526,766
*Orient Semiconductor Electronics, Ltd.	1,472,276	386,634
*Oriental Union Chemical Corp.	3,567,225	2,669,543
*Pacific Construction Co., Ltd.	4,079,256	592,512
*Pan Jit International, Inc.	2,161,818	2,066,896
*Pegatron Corp.	8,364,998	9,658,899
*Phihong Technology Co., Ltd.	1,613,661	1,802,700
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	779,000	580,460
*Polaris Securities Co., Ltd.	15,205,502	6,940,916
*Potrans Electrical Corp.	1,139,000	154,978
Pou Chen Corp.	17,551,878	13,402,949
*President Securities Corp.	4,788,875	2,621,361
*Prince Housing & Development Corp.	4,552,737	2,111,449
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	94,486
*Promate Electronic Co., Ltd.	283,000	214,250
*Qisda Corp.	8,547,952	4,807,529
*Quintain Steel Co., Ltd.	2,637,250	798,851
*Radiant Opto-Electronics Corp.	3,372,050	4,565,143
*Radium Life Tech Corp.	1,254,865	1,158,601
*Ralec Electronic Corp.	383,163	859,921
*Rechi Precision Co., Ltd.	2,962,000	1,405,828
*Ritek Corp.	25,133,622	7,208,239
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,542,684	1,192,574
*Sanyang Industrial Co., Ltd.	6,581,268	3,085,995
*Sanyo Electric Co., Ltd.	368,000	349,096
*Sheng Yu Steel Co., Ltd.	1,716,000	1,121,580
*Shihlin Electric & Engineering Corp.	3,104,000	3,343,506
*Shin Kong Financial Holding Co., Ltd.	30,015,021	10,847,791
*Shinkong Co., Ltd.	1,322,412	1,106,940
*Shinkong Synthetic Fibers Co., Ltd.	11,044,342	3,883,984
*Shuttle, Inc.	268,015	202,760
*Sigurd Microelectronics Corp.	3,015,608	2,350,224
*Silicon Integrated Systems Corp.	6,006,165	3,881,160
*Sinbon Electronics Co., Ltd.	1,535,000	1,132,548

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sincere Navigation Corp.	538,692	$614,257
*Sinkang Industries Co., Ltd.	806,669	466,895
*Sinon Corp.	3,486,877	1,485,222
*SinoPac Holdings Co., Ltd.	63,420,809	21,225,661
*Siward Crystal Technology Co., Ltd.	933,875	460,434
*Solomon Technology Corp.	1,364,950	598,695
South East Soda Manufacturing Co., Ltd.	927,500	941,019
*Southeast Cement Co., Ltd.	3,208,700	1,194,616
*SPI Electronic Co., Ltd.	277,939	329,151
*Spirox Corp.	914,661	774,600
*Springsoft, Inc.	1,577,000	1,530,098
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	144,093
*Star Comgistic Capital Co., Ltd.	275,460	325,805
*Stark Technology, Inc.	847,200	735,428
*Sunonwealth Electric Machine Industry Co., Ltd.	486,421	403,725
*Sunplus Technology Co., Ltd.	4,538,620	3,363,803
*Supreme Electronics Co., Ltd.	1,160,681	878,916
*Sweeten Construction Co., Ltd.	625,000	330,489
*Sysware Systex Corp.	828,801	1,209,985
*T JOIN Transportation Co., Ltd.	2,108,000	1,540,937
*Ta Chen Stainless Pipe Co., Ltd.	3,060,864	2,114,944
*Ta Chong Bank, Ltd.	15,753,906	3,773,983
*Ta Ya Electric Wire & Cable Co., Ltd.	5,559,732	1,519,278
*Tah Hsin Industrial Corp.	1,452,000	980,457
*Ta-I Technology Co., Ltd.	478,195	540,983
*Taichung Commercial Bank	10,428,754	3,264,281
*Tainan Enterprises Co., Ltd.	773,850	991,027
*Tainan Spinning Co., Ltd.	10,204,000	4,503,011
*Taishin Financial Holdings Co., Ltd.	44,005,763	19,578,176
*Taisun Enterprise Co., Ltd.	2,370,721	1,386,731
*Taita Chemical Co., Ltd.	2,190,400	884,807
*Taiwan Business Bank	31,833,549	9,387,849
Taiwan Cement Corp.	28,016,741	25,980,422
*Taiwan Cogeneration Corp.	2,919,000	1,671,389
Taiwan Cooperative Bank	35,741,902	23,154,273
*Taiwan Flourescent Lamp Co., Ltd.	756,000	70,307
Taiwan Fu Hsing Industrial Co., Ltd.	630,000	384,117
Taiwan Glass Industrial Corp.	8,296,447	8,008,020
*Taiwan International Securities Corp.	2,693,000	985,629
Taiwan Kai Yih Industrial Co., Ltd.	1,033,059	1,006,893
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Land Development Corp.	80,000	33,154
*Taiwan Mask Corp.	2,805,000	1,039,483
*Taiwan Nano Electro-Optical Technology Co., Ltd.	501,000	321,641
*Taiwan Paiho Co., Ltd.	1,557,000	1,321,741
*Taiwan Pulp & Paper Corp.	2,594,000	1,138,930
*Taiwan Sakura Corp.	872,869	715,042
*Taiwan Sogo Shinkong Security Co., Ltd.	1,411,205	981,692
*Taiwan Styrene Monomer Corp.	4,430,856	1,922,487
*Taiwan Tea Corp.	5,604,092	3,321,873
*Taiyen Biotech Co., Ltd.	1,858,000	1,198,244
*Tatung Co., Ltd.	36,958,000	6,712,267
*Teapo Electronic Corp.	2,859,670	680,467
*Teco Electric & Machinery Co., Ltd.	17,546,834	8,413,902
*Tecom, Ltd.	805,753	259,412
*Test-Rite International Co., Ltd.	1,786,331	1,022,970
*Ton Yi Industrial Corp.	7,349,810	3,306,479
*Tong-Tai Machine & Tool Co., Ltd.	185,000	175,572
*Topco Scientific Co., Ltd.	699,000	883,488
Tsann Kuen Enterprise Co., Ltd.	620,386	1,151,376
Tung Ho Steel Enterprise Corp.	3,875,769	3,389,633

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*TYC Brother Industrial Co., Ltd.	1,596,047	$1,050,865
*Tycoons Group Enterprise Co., Ltd.	4,126,000	740,661
*Tze Shin International Co., Ltd.	981,664	415,794
*Unimicron Technology Corp.	8,508,363	14,110,897
*Union Bank of Taiwan	7,156,546	1,799,395
*Unitech Electronics Co., Ltd.	1,249,739	723,182
*Unitech Printed Circuit Board Corp.	3,531,265	1,319,436
*United Integration Service Co., Ltd.	1,578,000	1,982,985
*United Microelectronics Corp.	113,971,069	50,558,527
*Universal Cement Corp.	4,607,551	2,202,419
*Universal Microelectronics Co., Ltd.	927,491	490,698
*Universal, Inc.	46,660	33,236
*UPC Technology Corp.	5,452,437	3,220,144
*USI Corp.	5,184,000	3,531,580
*U-TECH Media Corp.	1,760,799	760,745
*Ve Wong Corp.	1,334,600	1,113,812
*Waffer Technology Co., Ltd.	1,507,000	383,501
Wah Lee Industrial Corp.	16,000	23,351
*Walsin Lihwa Corp.	25,949,412	11,331,469
*Walsin Technology Corp., Ltd.	4,730,876	2,733,782
*Walton Advanced Engineering, Inc.	2,005,000	988,580
*Wan Hai Lines Co., Ltd.	2,462,000	1,655,313
*Wan Hwa Enterprise Co., Ltd.	631,919	321,723
*Waterland Financial Holding Co., Ltd.	22,240,080	6,826,069
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	401,674
*Weikeng Industrial Co., Ltd.	1,428,000	962,086
*Wellypower Optronics Corp.	1,160,000	1,046,605
*Winbond Electronics Corp.	29,524,000	7,492,650
*Wintek Corp.	9,636,000	8,618,082
*WT Microelectronics Co., Ltd.	2,215,000	2,546,404
*WUS Printed Circuit Co., Ltd.	3,176,928	1,391,729
*Yageo Corp.	26,995,840	12,031,095
Yang Ming Marine Transport Corp.	12,943,615	8,361,713
*Yeung Cyang Industrial Co., Ltd.	1,133,667	783,750
*Yieh Phui Enterprise Co., Ltd.	9,876,178	3,659,595
*Yosun Industrial Corp.	2,450,043	4,088,684
Yuanta Financial Holding Co., Ltd.	21,094,422	11,743,622
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,506,018	4,284,827
Yulon Motor Co., Ltd.	11,058,572	12,705,446
*Yulon Nissan Motor Co., Ltd.	348,000	992,331
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	114,954
Yung Tay Engineering Co., Ltd.	3,582,000	3,923,817
*Zenitron Corp.	1,529,000	994,625
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,745,162
*Zippy Technology Corp.	343,000	253,171
*Zyxel Communication Corp.	4,187,000	2,505,340

TOTAL TAIWAN		1,200,351,103

THAILAND — (2.2%)
*Aapico Hitech PCL (Foreign)	539,800	194,010
Asia Plus Securities PCL (Foreign)	7,008,500	416,927
Ayudhya Insurance PCL (Foreign)	228,500	118,232
Bangchak Petroleum PCL (Foreign)	7,066,900	3,174,905
Bangkok Bank PCL (Foreign)	5,318,800	22,906,683
Bangkok Bank PCL (Foreign) NVDR	4,793,500	20,273,052
Bangkok Expressway PCL (Foreign)	4,439,200	2,517,037
Bangkok First Investment & Trust PCL (Foreign)	521,300	68,484
Bangkok Insurance PCL (Foreign)	131,820	865,866
*Bangkokland PCL (Foreign)	78,669,103	1,608,725
Bank of Ayudhya PCL (Foreign)	16,269,800	10,384,442
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,812,647

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Capital Nomura Securities PCL (Foreign)	478,400	$422,445
Capital Nomura Securities PCL (Foreign) NVDR	45,000	39,737
Central Plaza Hotel PCL (Foreign)	6,525,000	1,051,278
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	3,928,431
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,521,496
*Erawan Group PCL (Foreign)	4,288,950	292,353
*Esso Thailand PCL (Foreign)	2,509,500	489,848
*G J Steel PCL (Foreign)	214,856,100	1,331,409
*G Steel PCL (Foreign)	43,035,100	653,360
Hana Microelectronics PCL (Foreign)	1,555,000	1,336,987
Hermraj Land & Development PCL (Foreign)	64,383,100	3,171,778
ICC International PCL (Foreign)	2,710,500	3,642,694
IRPC PCL (Foreign)	99,669,500	11,981,957
*Italian-Thai Development PCL (Foreign) NVDR	27,016,800	2,410,794
Jasmine International PCL (Foreign)	27,831,800	681,243
Kasikornbank PCL (Foreign)	1,193,700	3,846,469
Kasikornbank PCL (Foreign) NVDR	164,500	509,682
Kiatnakin Finance PCL (Foreign)	3,374,300	3,188,727
Krung Thai Bank PCL (Foreign)	54,147,700	21,810,073
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	2,079,628
*Loxley PCL (Foreign)	3,313,700	211,502
MBK Development PCL (Foreign)	888,800	2,478,451
Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,135,812
Polyplex PCL (Foreign)	5,424,000	2,117,503
Precious Shipping PCL (Foreign)	4,837,600	2,772,908
PTT Aromatics & Refining PCL (Foreign)	14,786,216	10,674,480
PTT Chemical PCL (Foreign)	5,203,910	16,284,893
*Regional Container Lines PCL (Foreign)	5,884,700	2,771,416
Rojana Industrial Park PCL (Foreign)	322,500	102,920
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	2,051,951
Saha Pathanapibul PCL (Foreign)	1,594,833	1,383,589
Saha-Union PCL (Foreign)	2,976,400	3,550,469
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	3,415,681
*Samart Corporation PCL (Foreign)	800,000	171,030
Sansiri PCL (Foreign)	9,982,900	1,793,984
Serm Suk PCL (Foreign) NVDR	39,000	41,689
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,072,859
Siam Commercial Bank PCL (Foreign)	944,800	2,605,335
Sri Trang Agro Industry PCL (Foreign)	229,500	152,170
Supalai PCL (Foreign)	3,739,266	1,471,377
*Tata Steel (Thailand) PCL (Foreign)	34,371,400	1,735,876
*Thai Airways International PCL (Foreign)	1,898,000	2,028,846
Thai Oil PCL (Foreign)	9,889,800	13,482,609
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,194,230
Thai Rayon PCL (Foreign)	165,000	369,365
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	671,323
Thai Union Frozen Products PCL (Foreign)	205,800	314,040
Thai Wacoal PCL (Foreign)	93,300	130,085
Thanachart Capital PCL (Foreign)	6,758,500	6,282,107
Thoresen Thai Agencies PCL (Foreign)	3,578,400	2,649,845
Ticon Industrial Connection PCL (Foreign)	607,000	210,640
Tisco Financial Group PCL (Foreign)	1,041,700	944,066
*Total Access Communication PCL (Foreign)	6,609,600	9,676,332
Total Access Communication PCL (Foreign) ADR	1,264,380	1,795,420
TPI Polene PCL (Foreign)	10,203,724	4,141,558
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	271,581
Univentures PCL (Foreign)	3,481,400	330,072
*Vanachai Group PCL (Foreign)	5,869,000	1,063,785
Vinythai PCL (Foreign)	5,239,317	1,452,886

TOTAL THAILAND		234,736,084

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (2.2%)
Adana Cimento Sanayii Ticaret A.S. Class A	285,460	$939,495
Adana Cimento Sanayii Ticaret A.S. Class C	554,691	213,523
*Advansa Sasa Polyester Sanayi A.S.	1,115,215	598,896
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,550,325
*Akenerji Elektrik Uretim A.S.	13,804	29,784
Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,420,007
Aksigorta A.S.	1,324,168	1,677,385
Alarko Holding A.S.	1,013,092	2,215,857
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	100,296	475,349
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,955,644	2,096,806
*Anadolu Cam Sanayii A.S.	1,486,817	2,138,761
Arcelik A.S.	1,552,149	7,661,028
Ayen Enerji A.S.	415,323	699,792
Aygaz A.S.	1,118,602	4,930,746
Bati Anabolu Cimento A.S.	280,524	1,468,399
Bolu Cimento Sanayii A.S.	787,034	850,980
Borusan Mannesmann Boru Sanayi A.S.	87,735	1,098,836
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,220,266
*Deva Holding A.S.	885,272	1,688,766
*Dogan Gazetecilik A.S.	590,940	1,228,256
Dogan Sirketler Grubu Holdings A.S.	9,540,148	6,883,492
*Dogan Yayin Holding A.S.	2,881,725	2,952,317
*Dogus Otomotiv Servis ve Ticaret A.S.	390,717	1,906,253
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	339,878
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,186,066	3,347,785
Enka Insaat ve Sanayi A.S.	—	1
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	20,589,814
*Finans Fin Kirala T.A.S.	488,518	849,940
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	329,299
Gentas Clenel Metal Sanayi ve Ticaret A.S.	247,933	223,644
*Global Yatirim Holding A.S.	2,295,251	1,079,917
*Goldas Kuyumculuk Sanayi A.S.	552,019	377,800
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	986,277
*Goodyear Lastikleri T.A.S.	124,529	1,304,155
*GSD Holding A.S.	2,497,284	1,737,128
*Gunes Sigorta A.S.	439,694	545,030
Haci Omer Sabanci Holding AS	948,114	4,403,155
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,341,118
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	575,000	377,466
*Ihlas Holding A.S.	3,918,431	1,685,910
Is Yatirim Menkul Degerler A.S.	269,480	382,433
*Isiklar Yatirim Holding A.S.	1,053,525	794,609
*Izmir Demir Celik Sanayii A.S.	796,660	1,198,919
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,549,731
Koc Holding A.S. Series B	6,374,972	25,133,466
Konya Cimento Sanayii A.S.	6,740	629,042
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,552,497
*Marmaris Marti Otel Isletmeleri A.S.	1,429,951	1,191,824
Marshall Boya ve Vernik Sanayii A.S.	27,296	439,794
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,453,761
Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,459,435
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	94,308	148,737
*Petkim Petrokimya Holding A.S.	4,417,470	6,416,755
Pinar Entegre Et ve Un Sanayi A.S.	231,479	966,470
Pinar Sut Mamulleri Sanayii A.S.	195,977	1,169,849
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,071
*Sabah Yayincilik A.S.	31,938	80,523
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,421,839
Sekerbank T.A.S.	2,811,226	3,040,478
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	376,157	546,792
*Soda Sanayii A.S.	502,658	533,131

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Tekfen Holding A.S.	1,437,073	$4,809,265
*Tekstil Bankasi A.S.	1,116,413	776,788
Tofas Turk Otomobil Fabrikasi A.S.	969,357	3,699,440
*Trakya Cam Sanayii A.S.	2,393,774	3,459,932
Turcas Petrol A.S.	473,978	1,650,142
*Turk Ekonomi Bankasi A.S.	2,246,859	3,190,461
*Turk Hava Yollari A.S.	4,113,865	11,897,409
*Turk Sise ve Cam Fabrikalari A.S.	4,350,665	5,452,097
Turkiye Garanti Bankasi A.S.	121,351	627,839
Turkiye Is Bankasi A.S.	4,921,910	18,453,702
Turkiye Sinai Kalkinma Bankasi A.S.	3,448,034	4,717,378
Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,842,482
Ulker Biskuvi Sanayi A.S.	1,249,628	3,578,530
*Uzel Makina Sanayii A.S.	275,043	142,339
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	716,001	1,698,679
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,642,247
*Yapi ve Kredi Bankasi A.S.	2,423,143	7,358,858

TOTAL TURKEY		235,574,380

TOTAL COMMON STOCKS		9,289,976,141

PREFERRED STOCKS — (4.7%)
BRAZIL — (4.7%)
Banco Alfa de Investimento SA	61,726	227,419
Banco Bradesco SA Sponsored ADR	16,708	311,270
Banco Cruzeiro do Sul SA	5,100	31,897
Banco do Estado do Rio Grande do Sul SA	1,412,133	12,195,986
*Braskem SA Preferred A	1,479,200	11,168,851
#Braskem SA Preferred A Sponsored ADR	306,860	4,688,821
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	11,743,921
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	831,532
Companhia de Tecidos Norte de Minas	899,675	2,399,065
Confab Industrial SA	3,394,571	9,901,154
Forjas Taurus SA	828,769	2,445,594
Gerdau SA	2,445,084	35,422,299
#Gerdau SA Sponsored ADR	4,348,258	63,658,497
Gol Linhas Aereas Inteligentes SA	70,200	975,887
*Inepar Industria e Construcoes SA	225,432	662,658
Investimentos Itau SA	2,213,645	16,374,529
Klabin SA	5,296,604	15,268,241
Mahle-Metal Leve SA Industria e Comercio	4,000	72,777
Mangels Industrial SA	3,600	17,173
Marcopolo SA	1,886,030	10,723,391
Metalurgica Gerdau SA	4,022,600	71,129,668
Petroleo Brasileiro SA ADR	1,677,345	53,423,438
Randon e Participacoes SA	801,950	5,334,782
Sao Paulo Alpargatas SA	874,000	3,940,653
Suzano Papel e Celullose SA	2,456,049	23,348,385
Telemar Norte Leste SA	549,500	14,343,612
Ultrapar Participacoes SA	116,341	5,965,883
Ultrapar Participacoes SA Sponsored ADR	331,249	17,191,823
*Unipar Participacoes SA Class B	7,370,473	2,514,376
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	99,708,469
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	144,474

TOTAL BRAZIL		496,166,525

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	84,657

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
*Malayan United Industries Berhad A2	1,526,067	$71,962

TOTAL PREFERRED STOCKS		496,323,144

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,821,079	16,646
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	1,307
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	332,750	132,372

TOTAL CHINA		150,325

INDIA — (0.0%)
*Gulf Oil Corp., Ltd. Rights 08/23/10	46,918	63,342
*Trent, Ltd. Rights 08/20/10	3,222	101,496

TOTAL INDIA		164,838

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	81,500	765

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	635,073	353,373
*Media Prima Berhad Warrants 12/31/14	57,521	10,036
*OSK Holdings Berhad Warrants 09/30/12	93,339	4,401
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	29,470
*Unisem (M) Berhad Rights 08/16/10	579,150	1,821

TOTAL MALAYSIA		399,101

SOUTH AFRICA — (0.0%)
#*Medi-Clinic Corp., Ltd. Rights 08/06/10	233,421	70,680

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	15,090,426	65,458
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	242,806

TOTAL THAILAND		308,264

TOTAL RIGHTS/WARRANTS		1,093,973

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $36,600,000 FHLMC 4.00%, 12/15/38, valued at $35,752,135) to be repurchased at $35,222,558	$35,222	35,222,000

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund	795,039,075	$ 795,039,075
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,338,822) to be repurchased at $1,312,593	$1,313	1,312,571

TOTAL SECURITIES LENDING COLLATERAL		796,351,646

TOTAL INVESTMENTS — (100.0%) (Cost $8,687,327,068)##		$10,618,966,904

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$732,890,855	—	—	$732,890,855
Chile	272,044,231	—	—	272,044,231
China	108,150,261	$1,114,269,661	—	1,222,419,922
Czech Republic	—	44,794,734	—	44,794,734
Hungary	—	121,510,078	—	121,510,078
India	150,636,773	950,928,025	—	1,101,564,798
Indonesia	751,390	306,506,005	—	307,257,395
Israel	36,249	13,304,466	—	13,340,715
Malaysia	542,865	382,579,916	—	383,122,781
Mexico	621,661,731	4,538,134	—	626,199,865
Philippines	112,155	83,735,868	—	83,848,023
Poland	—	193,417,327	—	193,417,327
Russia	—	486,643,682	—	486,643,682
South Africa	139,635,900	695,414,444	—	835,050,344
South Korea	283,060,253	912,149,571	—	1,195,209,824
Taiwan	69,492,878	1,130,858,225	—	1,200,351,103
Thailand	234,736,084	—	—	234,736,084
Turkey	—	235,574,380	—	235,574,380
Preferred Stocks
Brazil	496,166,525	—	—	496,166,525
India	—	84,657	—	84,657
Malaysia	71,962	—	—	71,962
Rights/Warrants
China	150,325	—	—	150,325
India	—	164,838	—	164,838
Indonesia	765	—	—	765
Malaysia	397,280	1,821	—	399,101
South Africa	70,680	—	—	70,680
Thailand	308,264	—	—	308,264
Temporary Cash Investments	—	35,222,000	—	35,222,000
Securities Lending Collateral	—	796,351,646	—	796,351,646

TOTAL	$3,110,917,426	$7,508,049,478	—	$10,618,966,904

See accompanying Notes to Schedule of Investments.

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2010, the Fund had no outstanding futures contracts.

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was $8,697,859,622 for Dimensional Emerging Markets Value Fund.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Trustee, President and
Co-Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: September 27, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: September 27, 2010